UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein Global High Income Fund

September 30, 2011

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein Investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

November 16, 2011

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global High Income Fund, Inc. (the “Fund”) for the semi-annual reporting period ended September 30, 2011. The Fund is a closed-end fund that trades under the New York Stock Exchange symbol “AWF.”

Investment Objective and Policies

The Fund seeks high current income, and secondarily, capital appreciation. The Fund invests without limit in securities denominated in non-U.S. currencies as well as those denominated in the U.S. dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of U.S. and non-U.S. corporate issuers. For more information regarding the Fund’s risks, please see “A Word About Risk” on page 3 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 74-77.

Investment Results

The table on page 4 shows the Fund’s performance compared with its composite benchmark. The composite benchmark is composed of equal weightings of the JPM Government Bond Index-Emerging Markets (GBI-EM) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (JPM EMBI Global), and the Barclays Capital U.S. Corporate High Yield (HY) 2% Issuer Capped Index, for the six- and 12-month periods ended September 30, 2011.

Individual performance for each of these indices is also included for both time periods.

The Fund declined and underperformed the composite benchmark for the six-month period, and declined and outperformed for the 12-month period. The Fund’s overweight to high yield during the six-month period, particularly in August and September when risk assets sold off, detracted from relative performance. The Fund’s high yield security selection detracted for both periods, specifically overweights to subordinated financials within the capital structure, as well as a slight overweight beta (higher risk). The Fund’s underweight to U.S. dollar-denominated emerging market debt during the six-month period, which outperformed the composite benchmark, detracted. The Fund’s underweight to local emerging market debt, which performed poorly, contributed positively during both periods.

The Fund’s use of leverage was also a positive contributor for both periods. The Fund utilized leverage through repurchase agreements at favorable rates, and was able to reinvest the proceeds into higher yielding securities. Within the Fund’s derivative positions, credit default swap (“CDS”) index and CDS credit derivative exposure was a slight detractor for both periods. The Fund also utilized interest rate swaps to manage overall interest rate risk within the Fund. These positions had no material impact on performance.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	1

Market Review and Investment Strategy

The global economic recovery that was underway early in the 12-month period slowed in the second half, resulting from a myriad of global events. Social unrest in North Africa and the Middle East, supply disruptions from the natural disaster in Japan and a spike in commodity prices, particularly oil, all provided headwinds for the global economy. Late in the period, renewed fears of a double-dip recession roiled the global capital markets, driving up risk aversion, sending equities sharply lower and widening credit spreads. Fiscal challenges—ranging from the contentious debate over the U.S. debt ceiling to the ongoing sovereign debt woes of Greece and the peripheral European nations—were at the forefront of investors’ worries. This mounting fear and uncertainty led to a spike in financial market volatility.

Risk aversion, and the flight to quality, led to a decline in risk assets during the six-month reporting period. High yield corporates declined and higher beta corporates underperformed, as investors shunned more volatile securities. By credit quality, triple Cs, single Bs and double Bs declined. Financial-related industries, specifically banks and insurance, underperformed. U.S. high yield spreads widened to end the period over duration-matched Treasuries.

U.S. dollar-denominated emerging market debt posted modest positive returns for the six-month reporting period. As with other risk assets, positive country returns turned negative at the end of the period as risk aversion increased. Latin countries outperformed the non-Latin region. U.S. dollar-denominated emerging debt spreads widened to end the period over duration-matched Treasuries. Local currency emerging market bonds fell, with much of the loss in the local index stemming from a selloff in emerging market country currencies.

The Fund continued to overweight corporate high yield and underweight emerging market debt. The Fund’s Management Team (the “Team”) continues to believe that corporate high yield bonds present the best risk/return opportunity in the global high yield space, and find current risk premiums attractive given non-financial corporation cash positions, balance sheets and reduced medium-term refinancing needs of borrowers. However, continued uncertainty around global growth, particularly risks emanating from Europe, leaves tail risk magnified and volatility elevated. Within this environment, the Team has reduced risk, and will continue to monitor and adjust positions as necessary to balance exposures with market conditions and developments.

2	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

HISTORICAL PERFORMANCE

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

AllianceBernstein Global High Income Fund Shareholder Information

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value (NAV) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed End Funds”. Daily NAVs and market price information, and additional information regarding the Fund, is available at www.alliancebernstein.com and www.nyse.com. For additional shareholder information regarding this Fund, please see page 84.

Benchmark Disclosure

The unmanaged JPM® GBI-EM, the JPM® EMBI Global, and the Barclays Capital U.S. Corporate HY 2% Issuer Capped Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The JPM GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of U.S. dollar-denominated Brady bonds, Eurobonds, and trade loans issued by sovereign and quasi-sovereign entities. The Barclays Capital HY 2% Issuer Capped Index is the 2% Issuer Capped component of the U.S. Corporate High Yield Index, which represents the performance of fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Derivatives Risk: Investing in derivative instruments such as options, futures, forwards or swaps can be riskier than traditional investments, and may be more volatile, especially in a down market.

Foreign (non U.S.) Risk: Non-U.S. securities may be more volatile because of political, regulatory, market and economic uncertainties associated with such securities. Fluctuations in currency exchange rates may negatively affect the value of the investment or reduce returns. These risks are magnified in emerging or developing markets.

Leverage Risk: Trying to enhance investment returns by borrowing money or using other leverage tools—magnify both gains and losses, resulting in greater volatility. The Fund maintains asset coverage of at least 300% with respect to borrowings. The use of derivatives by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

Inflation Risk: Prices for goods and services tend to rise over time, which may erode the purchasing power of investments.

Credit Risk: A bond’s credit rating reflects the issuer’s ability to make timely payments of interest or principal—the lower the rating, the higher the risk of default. If the issuer’s financial strength deteriorates, the issuer’s rating may be lowered and the bond’s value may decline.

Interest Rate Risk (with prepayment risk): As interest rates rise, bond prices fall and vice versa—long-term securities tend to rise and fall more than short-term securities. The values of mortgage-related and asset-backed securities are particularly sensitive to changes in interest rates due to prepayment risk.

Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Market Risk: The market values of the portfolio’s holdings rise and fall from day to day, so investments may lose value.

Diversification Risk: Portfolios that hold a smaller number of securities may be more volatile than more diversified portfolios, since gains or losses from each security will have a greater impact on the portfolio’s overall value.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	3

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED SEPTEMBER 30, 2011	Returns
	6 Months	12 Months
AllianceBernstein Global High Income Fund (NAV)	-6.75%	-0.40%

Composite Benchmark: 33% JPM GBI-EM/33% JPM EMBI Global/33% Barclays Capital U.S. Corporate HY 2% Issuer Capped Index	-3.74%	-1.09%

JPM GBI-EM	-8.31%	-6.57%

JPM EMBI Global	2.14%	1.28%

Barclays Capital U.S. Corporate HY 2% Issuer Capped Index	-5.12%	1.75%

The Fund’s market price per share on September 30, 2011 was $13.00. The Fund’s NAV per share on September 30, 2011 was $13.86. For additional financial highlights, please see page 79.

See Historical Performance and Benchmark disclosures on previous page.

4	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Historical Performance

PORTFOLIO SUMMARY

September 30, 2011 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,180.6

*	All data are as of September 30, 2011. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represents 0.7% or less in the following security types: Common Stock, Governments - Sovereign Agencies, Inflation-Linked Securities, Local Governments - Municipal Bonds, Local Governments - Regional Bonds, Options Purchased - Puts, Supranationals and Warrants. “Other” country weightings represent 0.9% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Canada, Cayman Islands, Chile, China, Colombia, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Egypt, El Salvador, France, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Ireland, Israel, Italy, Jamaica, Japan, Lithuania, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates and Uruguay.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	5

Portfolio Summary

PORTFOLIO SUMMARY

September 30, 2011 (unaudited)

*	All data are as of September 30, 2011. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” securities type weightings represents 0.7% or less in the following security types: Common Stock, Governments - Sovereign Agencies, Inflation-Linked Securities, Local Governments - Municipal Bonds, Local Governments - Regional Bonds, Options Purchased - Puts, Supranationals and Warrants. “Other” country weightings represent 0.9% or less in the following countries: Australia, Austria, Barbados, Belgium, Bermuda, Canada, Cayman Islands, Chile, China, Colombia, Cote D’Ivoire, Croatia, Czech Republic, Denmark, Egypt, El Salvador, France, Ghana, Greece, Hong Kong, Hungary, Iceland, India, Ireland, Israel, Italy, Jamaica, Japan, Lithuania, New Zealand, Norway, Panama, Peru, Philippines, Poland, Serbia & Montenegro, Singapore, Spain, Supranational, Switzerland, Trinidad & Tobago, Turkey, United Arab Emirates and Uruguay.

6	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio Summary

PORTFOLIO OF INVESTMENTS

September 30, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADES – 54.7%
Industrial – 47.3%
Basic – 4.3%
AK Steel Corp. 7.625%, 5/15/20(a)	U.S.$	1,505	$1,318,756
Aleris International, Inc. 7.625%, 2/15/18(b)		2,500	2,243,750
Appleton Papers, Inc. 10.50%, 6/15/15(b)		1,300	1,274,000
Arch Coal, Inc. 7.00%, 6/15/19(b)		693	658,350
7.25%, 6/15/21(b)		1,156	1,112,650
Boise Paper Holdings LLC/Boise Finance Co. 9.00%, 11/01/17		1,100	1,149,500
Calcipar SA 6.875%, 5/01/18(b)		735	635,775
Celanese US Holdings LLC 6.625%, 10/15/18		408	421,770
CF Industries, Inc. 7.125%, 5/01/20		900	1,024,875
Consol Energy, Inc. 8.25%, 4/01/20		2,175	2,289,188
FMG Resources August 2006 Pty Ltd. 7.00%, 11/01/15(b)		1,250	1,162,500
Georgia Gulf Corp. 10.75%, 10/15/16		1,500	1,563,750
Graphic Packaging International, Inc. 7.875%, 10/01/18		899	921,475
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 4.786%, 11/15/14(c)		938	778,540
Huntsman International LLC 8.625%, 3/15/21(a)		2,060	1,972,450
Ineos Group Holdings Ltd. 8.50%, 2/15/16(b)		3,551	2,627,740
James River Escrow, Inc. 7.875%, 4/01/19(b)		251	210,840
JMC Steel Group 8.25%, 3/15/18(b)		722	678,680
Kerling PLC 10.625%, 2/01/17(a)(b)	EUR	1,492	1,629,109
Kinove German Bondco GmbH 9.625%, 6/15/18(b)	U.S.$	942	852,510
MacDermid, Inc. 9.50%, 4/15/17(b)		1,800	1,665,000
Momentive Performance Materials, Inc. 11.50%, 12/01/16		750	630,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	7

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

NewMarket Corp. 7.125%, 12/15/16	U.S.$	988	$1,027,520
NewPage Corp. 10.00%, 5/01/12(a)(d)		735	84,525
11.375%, 12/31/14(d)		824	611,820
Norske Skogindustrier ASA 7.00%, 6/26/17	EUR	988	655,218
Nova Chemicals Corp. 8.625%, 11/01/19	U.S.$	1,426	1,543,645
Omnova Solutions, Inc. 7.875%, 11/01/18		1,833	1,484,730
Polymer Group, Inc. 7.75%, 2/01/19(b)		3,500	3,491,250
Polypore International, Inc. 7.50%, 11/15/17		940	944,700
Rain CII Carbon LLC/CII Carbon Corp. 8.00%, 12/01/18(b)		1,345	1,331,550
Smurfit Kappa Acquisitions 7.75%, 11/15/19(b)	EUR	1,535	1,963,973
Solutia, Inc. 7.875%, 3/15/20	U.S.$	928	976,720
Steel Dynamics, Inc. 7.625%, 3/15/20		1,200	1,198,500
7.75%, 4/15/16		1,150	1,132,750
TPC Group LLC 8.25%, 10/01/17(b)		2,107	2,064,860
United States Steel Corp. 6.65%, 6/01/37		1,137	875,490
7.375%, 4/01/20(a)		700	630,000
Verso Paper Holdings LLC/Verso Paper, Inc. 8.75%, 2/01/19		900	621,000
Series B 11.375%, 8/01/16		1,239	898,275
Westvaco Corp. 7.95%, 2/15/31		1,000	1,128,478
Weyerhaeuser Co. 7.375%, 3/15/32		1,790	1,785,205

			51,271,417

Capital Goods – 5.6%
Alion Science and Technology Corp. 12.00%, 11/01/14(e)		920	809,672
Alliant Techsystems, Inc. 6.875%, 9/15/20		521	521,000
Ardagh Glass Finance PLC 8.75%, 2/01/20(b)	EUR	860	887,182
Ardagh Packaging Finance PLC 7.375%, 10/15/17(b)	U.S.$	230	219,650
9.25%, 10/15/20(a)(b)	EUR	427	446,217

8	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

BE Aerospace, Inc. 6.875%, 10/01/20	U.S.$	1,236	$1,288,530
Berry Plastics Corp. 9.75%, 1/15/21		1,525	1,296,250
10.25%, 3/01/16		360	313,200
Bombardier, Inc. 7.75%, 3/15/20(b)		1,266	1,348,290
Building Materials Corp. of America 7.00%, 2/15/20(b)		985	982,538
7.50%, 3/15/20(b)		849	849,000
Case New Holland, Inc. 7.875%, 12/01/17		1,393	1,483,545
Clondalkin Industries BV 8.00%, 3/15/14(b)	EUR	1,312	1,388,624
CNH America LLC 7.25%, 1/15/16	U.S.$	1,775	1,837,125
Crown European Holdings SA 7.125%, 8/15/18(b)	EUR	305	396,365
Griffon Corp. 7.125%, 4/01/18	U.S.$	718	633,635
Grohe Holding GmbH 8.625%, 10/01/14(a)(b)	EUR	2,602	2,963,125
HeidelbergCement Finance BV 8.50%, 10/31/19		1,330	1,710,593
Huntington Ingalls Industries, Inc. 6.875%, 3/15/18(b)	U.S.$	640	595,200
7.125%, 3/15/21(b)		632	586,180
KUKA AG 8.75%, 11/15/17(b)	EUR	1,038	1,328,081
Lafarge SA 7.125%, 7/15/36	U.S.$	800	690,549
Manitowoc Co., Inc. (The) 8.50%, 11/01/20		2,168	1,962,040
Masco Corp. 6.125%, 10/03/16		1,825	1,779,709
Nordenia Holdings AG 9.75%, 7/15/17	EUR	1,206	1,454,117
Nortek, Inc. 8.50%, 4/15/21(b)	U.S.$	3,269	2,631,545
Obrascon Huarte Lain SA 7.375%, 4/28/15	EUR	500	622,984
OI European Group BV 6.75%, 9/15/20(b)		1,000	1,232,570
Plastipak Holdings, Inc. 8.50%, 12/15/15(b)	U.S.$	2,325	2,301,750
Ply Gem Industries, Inc. 8.25%, 2/15/18		2,650	2,159,750
Pregis Corp. 6.605%, 4/15/13(c)	EUR	1,100	1,326,352

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	9

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

RBS Global, Inc./Rexnord LLC 8.50%, 5/01/18	U.S.$	1,900	$1,819,250
11.75%, 8/01/16(a)		700	714,000
Rexam PLC 6.75%, 6/29/67	EUR	2,020	2,368,008
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 7.875%, 8/15/19(b)	U.S.$	2,080	2,007,200
9.00%, 5/15/18-4/15/19(b)		2,953	2,501,050
9.875%, 8/15/19(b)		1,762	1,550,560
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.25%, 2/01/21		650	562,250
10.25%, 11/15/19		2,400	2,352,000
Sealed Air Corp. 8.125%, 9/15/19(b)		696	702,960
8.375%, 9/15/21(b)		713	720,130
Sequa Corp. 11.75%, 12/01/15(b)		2,320	2,436,000
Sterling Merger, Inc. 11.00%, 10/01/19(b)		2,073	1,969,350
Terex Corp. 8.00%, 11/15/17		1,323	1,170,855
Textron Financial Corp. 6.00%, 2/15/67(b)		575	431,250
TransDigm, Inc. 7.75%, 12/15/18		2,600	2,645,500
United Rentals North America, Inc. 8.375%, 9/15/20		3,086	2,831,405
USG Corp. 6.30%, 11/15/16		797	583,803
Wienerberger AG 6.50%, 12/31/49	EUR	1,100	1,043,397

			66,454,336

Communications - Media – 4.7%
Allbritton Communications Co. 8.00%, 5/15/18	U.S.$	2,955	2,777,700
CCH II LLC/CCH II Capital Corp. 13.50%, 11/30/16		1,500	1,710,000
CCO Holdings LLC/CCO Holdings Capital Corp. 7.00%, 1/15/19(b)		250	241,875
7.00%, 1/15/19		250	242,500
7.25%, 10/30/17		600	600,000
Cengage Learning Acquisitions, Inc. 10.50%, 1/15/15(b)		2,575	1,648,000
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.625%, 11/15/17(b)		2,345	2,321,550

10	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Charter Communications Operating LLC/Charter Communications Operating Capital 8.00%, 4/30/12(b)	U.S.$	1,096	$1,112,389
Clear Channel Communications, Inc. 5.75%, 1/15/13(a)		1,500	1,335,000
9.00%, 3/01/21		1,166	865,755
10.75%, 8/01/16		1,507	779,872
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/17		65	65,975
Series B 9.25%, 12/15/17		2,058	2,104,305
Crown Media Holdings, Inc. 10.50%, 7/15/19(b)		1,256	1,243,440
CSC Holdings LLC 6.75%, 4/15/12		42	42,735
7.625%, 7/15/18		598	624,910
Cumulus Media, Inc. 7.75%, 5/01/19(a)(b)		925	779,313
Dex One Corp. 12.00%, 1/29/17(e)		1,037	217,798
DISH DBS Corp. 7.125%, 2/01/16		1,250	1,265,625
EH Holding Corp. 7.625%, 6/15/21(b)		2,323	2,235,887
Houghton Mifflin Harcourt Publishing Co. 10.50%, 6/01/19(b)		1,000	710,000
Intelsat Jackson Holdings SA 11.25%, 6/15/16		2,497	2,546,940
Intelsat Luxembourg SA 11.25%, 2/04/17		1,200	1,041,000
11.50%, 2/04/17(b)(e)		900	774,000
11.50%, 2/04/17(e)		900	774,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG 7.50%, 3/15/19(b)		487	473,608
7.50%, 3/15/19(b)	EUR	537	690,668
Lamar Media Corp. 6.625%, 8/15/15	U.S.$	2,500	2,462,500
Liberty Interactive LLC 5.70%, 5/15/13		1,480	1,507,750
LIN Television Corp. 6.50%, 5/15/13		2,150	2,096,250
8.375%, 4/15/18		750	757,500
Local TV Finance LLC 9.25%, 6/15/15(b)(e)		1,286	1,183,350
McClatchy Co. (The) 11.50%, 2/15/17		600	520,500
New York Times Co. (The) 6.625%, 12/15/16		1,300	1,293,500

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	11

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Quebecor Media, Inc. 7.75%, 3/15/16	U.S.$	2,810	$2,810,000
RR Donnelley & Sons Co. 7.25%, 5/15/18		1,998	1,805,692
Sinclair Television Group, Inc. 8.375%, 10/15/18		660	650,100
9.25%, 11/01/17(b)		1,485	1,559,250
Sirius XM Radio, Inc. 8.75%, 4/01/15(b)		2,000	2,165,000
Telesat Canada/Telesat LLC 11.00%, 11/01/15		440	470,800
Thomson Corp. 5.75%, 12/31/49(d)(f)	EUR	975	1,306
Univision Communications, Inc. 6.875%, 5/15/19(b)	U.S.$	800	708,000
8.50%, 5/15/21(b)		200	156,000
UPC Holding BV 8.375%, 8/15/20(b)	EUR	1,000	1,152,185
UPCB Finance III Ltd. 6.625%, 7/01/20(b)	U.S.$	1,105	1,038,700
Valassis Communications, Inc. 6.625%, 2/01/21		600	561,000
Virgin Media Finance PLC 8.375%, 10/15/19		2,300	2,443,750
XM Satellite Radio, Inc. 7.625%, 11/01/18(b)		775	782,750

			55,350,728

Communications - Telecommunications – 3.1%
Cincinnati Bell, Inc. 8.25%, 10/15/17		1,250	1,212,500
Cricket Communications, Inc. 7.75%, 10/15/20(a)		1,500	1,305,000
Crown Castle International Corp. 7.125%, 11/01/19		1,500	1,545,000
Data & Audio Visual Enterprise 9.50%, 4/29/18	CAD	1,175	1,031,627
Digicel Group Ltd. 10.50%, 4/15/18(b)	U.S.$	2,384	2,348,240
eAccess Ltd. 8.25%, 4/01/18(b)		1,626	1,495,920
Fairpoint Communications, Inc./Old Series 1 13.125%, 4/02/18(d)		1,512	3,781
Frontier Communications Corp. 9.00%, 8/15/31		1,000	852,500
Level 3 Financing, Inc. 8.75%, 2/15/17		1,950	1,796,437

12	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

9.25%, 11/01/14	U.S.$	535	$528,313
10.00%, 2/01/18		1,000	960,000
MetroPCS Wireless, Inc. 6.625%, 11/15/20		1,350	1,188,000
7.875%, 9/01/18		1,300	1,261,000
NII Capital Corp. 7.625%, 4/01/21		1,362	1,351,785
PAETEC Holding Corp. 9.50%, 7/15/15		750	780,000
9.875%, 12/01/18		1,480	1,550,300
Phones4u Finance PLC 9.50%, 4/01/18(b)	GBP	1,750	1,992,133
Sprint Capital Corp. 6.875%, 11/15/28	U.S.$	3,225	2,410,687
8.75%, 3/15/32		130	112,938
Sprint Nextel Corp. 6.00%, 12/01/16		400	344,000
Sunrise Communications Holdings SA 8.50%, 12/31/18(b)	EUR	1,400	1,697,463
tw telecom holdings, Inc. 8.00%, 3/01/18	U.S.$	2,376	2,471,040
VimpelCom Holdings BV 7.504%, 3/01/22(a)(b)		1,300	1,046,500
Wind Acquisition Finance SA 7.25%, 2/15/18(b)		1,400	1,190,000
11.75%, 7/15/17(b)		2,200	1,870,000
Windstream Corp. 7.50%, 4/01/23		675	629,438
7.75%, 10/01/21		1,715	1,654,975
8.125%, 8/01/13-9/01/18		2,168	2,254,370

			36,883,947

Consumer Cyclical - Automotive – 2.5%
Affinia Group, Inc. 9.00%, 11/30/14		2,195	2,118,175
Allison Transmission, Inc. 7.125%, 5/15/19(b)		2,039	1,845,295
11.00%, 11/01/15(b)		2,275	2,354,625
American Axle & Manufacturing Holdings, Inc. 9.25%, 1/15/17(b)		1,035	1,076,400
Commercial Vehicle Group, Inc. 7.875%, 4/15/19(b)		1,084	991,860
Cooper Tire & Rubber Co. 8.00%, 12/15/19		1,250	1,212,500
Dana Holding Corp. 6.50%, 2/15/19		300	285,000
6.75%, 2/15/21		326	309,700
Delphi Corp. 5.875%, 5/15/19(b)		559	519,870

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	13

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

6.125%, 5/15/21(b)	U.S.$	419	$389,670
Exide Technologies 8.625%, 2/01/18		801	744,930
Ford Motor Co. 7.45%, 7/16/31(a)		2,500	2,822,200
Ford Motor Credit Co. LLC 2.996%, 1/13/12(c)		1,130	1,134,870
8.00%, 12/15/16		600	654,726
Goodyear Dunlop Tires Europe BV 6.75%, 4/15/19(b)	EUR	925	1,115,342
Goodyear Tire & Rubber Co. (The) 7.00%, 3/15/28	U.S.$	400	362,000
8.25%, 8/15/20(a)		1,891	1,924,092
8.75%, 8/15/20		343	353,290
Lear Corp. 8.125%, 3/15/20		1,550	1,627,500
Meritor, Inc. 8.125%, 9/15/15		1,198	1,060,230
Navistar International Corp. 8.25%, 11/01/21		2,400	2,463,000
Tenneco, Inc. 6.875%, 12/15/20		2,335	2,264,950
7.75%, 8/15/18		410	412,050
UCI International, Inc. 8.625%, 2/15/19		1,002	928,103

			28,970,378

Consumer Cyclical - Entertainment – 0.8%
AMC Entertainment, Inc. 9.75%, 12/01/20		1,143	1,034,415
ClubCorp Club Operations, Inc. 10.00%, 12/01/18		2,000	1,770,000
Greektown Holdings LLC 10.75%, 12/01/13(d)(f)		915	– 0	–
NAI Entertainment Holdings LLC 8.25%, 12/15/17(b)		1,920	1,977,600
Pinnacle Entertainment, Inc. 7.50%, 6/15/15		1,275	1,227,187
8.625%, 8/01/17		895	901,713
8.75%, 5/15/20(a)		271	252,708
Regal Entertainment Group 9.125%, 8/15/18(a)		2,470	2,445,300

			9,608,923

Consumer Cyclical - Other – 4.3%
Beazer Homes USA, Inc. 6.875%, 7/15/15		1,500	1,012,500
Boyd Gaming Corp. 9.125%, 12/01/18(a)(b)		1,300	1,069,250

14	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Broder Brothers Co. 12.00%, 10/15/13(b)(e)	U.S.$	465	$457,915
Caesars Entertainment Operating Co., Inc. 10.00%, 12/15/18		700	416,500
11.25%, 6/01/17		435	438,806
Chukchansi Economic Development Authority 8.00%, 11/15/13(b)		730	494,575
Gaylord Entertainment Co. 6.75%, 11/15/14		5	4,900
GWR Operating Partnership LLP 10.875%, 4/01/17		1,600	1,648,000
Host Hotels & Resorts LP Series O 6.375%, 3/15/15		1,500	1,492,500
Series Q 6.75%, 6/01/16		890	890,000
Isle of Capri Casinos, Inc. 7.00%, 3/01/14		1,725	1,567,594
7.75%, 3/15/19		1,335	1,218,187
K Hovnanian Enterprises, Inc. 10.625%, 10/15/16(a)		2,620	1,965,000
KB Home 5.875%, 1/15/15		705	571,050
9.10%, 9/15/17		1,250	1,062,500
Lennar Corp. Series B 6.50%, 4/15/16		2,600	2,392,000
Levi Strauss & Co. 7.625%, 5/15/20(a)		1,200	1,116,000
M/I Homes, Inc. 8.625%, 11/15/18		2,360	2,124,000
Marina District Finance Co., Inc. 9.50%, 10/15/15(a)		810	731,025
9.875%, 8/15/18(a)		1,980	1,653,300
Meritage Homes Corp. 6.25%, 3/15/15		1,250	1,200,000
MGM Resorts International 6.625%, 7/15/15(a)		1,480	1,254,300
7.625%, 1/15/17		1,200	1,029,000
NCL Corp. Ltd. 9.50%, 11/15/18(b)		2,000	2,020,000
11.75%, 11/15/16		1,100	1,237,500
Penn National Gaming, Inc. 8.75%, 8/15/19		1,367	1,449,020
Pulte Group, Inc. 7.875%, 6/15/32		1,400	1,120,000
PVH Corp. 7.375%, 5/15/20		950	990,375

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	15

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Quiksilver, Inc. 6.875%, 4/15/15	U.S.$	2,840	$2,527,600
Royal Caribbean Cruises Ltd. 6.875%, 12/01/13		1,000	1,007,500
7.00%, 6/15/13		1,000	1,017,500
7.25%, 6/15/16		500	506,250
Ryland Group, Inc. 6.625%, 5/01/20		1,800	1,485,000
Seminole Indian Tribe of Florida 6.535%, 10/01/20(b)		240	229,987
7.75%, 10/01/17(b)		1,610	1,618,050
Shea Homes LP/Shea Homes Funding Corp. 8.625%, 5/15/19(b)		1,619	1,327,580
Sheraton Holding Corp. 7.375%, 11/15/15		2,000	2,155,000
Standard Pacific Corp. 8.375%, 5/15/18		500	425,000
10.75%, 9/15/16		1,696	1,662,080
Station Casinos, Inc. 6.625%, 3/15/18(d)(f)		4,405	– 0	–
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 8.625%, 4/15/16(b)		852	856,260
Tropicana Entertainment LLC/Tropicana Finance Corp. 9.625%, 12/15/14(d)(f)		750	– 0	–
WCI Communities, Inc. 6.625%, 3/15/15(d)(f)(g)		750	– 0	–
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75%, 8/15/20		3,100	3,255,000

			50,698,604

Consumer Cyclical - Restaurants – 0.6%
Burger King Corp. 9.875%, 10/15/18(a)		2,330	2,399,900
CKE Restaurants, Inc. 11.375%, 7/15/18		1,863	1,937,520
Landry’s Restaurants, Inc. 11.625%, 12/01/15(b)		460	462,300
11.625%, 12/01/15		1,630	1,638,150

			6,437,870

Consumer Cyclical - Retailers – 1.5%
Asbury Automotive Group, Inc. 8.375%, 11/15/20		901	869,465
Bon-Ton Department Stores, Inc. (The) 10.25%, 3/15/14(a)		2,650	2,120,000

16	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Burlington Coat Factory Warehouse Corp. 10.00%, 2/15/19(b)	U.S.$	260	$221,000
GameStop Corp./GameStop, Inc. 8.00%, 10/01/12		578	578,723
Gymboree Corp. 9.125%, 12/01/18(a)		2,650	1,961,000
Hines Nurseries, Inc. 10.25%, 10/06/11(d)(f)(g)		1,000	– 0	–
JC Penney Corp., Inc. 7.40%, 4/01/37		2,000	1,850,000
Limited Brands, Inc. 6.90%, 7/15/17		1,382	1,447,645
7.60%, 7/15/37		1,000	960,000
Michaels Stores, Inc. 7.75%, 11/01/18		1,300	1,215,500
11.375%, 11/01/16		1,105	1,118,812
Neiman Marcus Group, Inc. (The) 10.375%, 10/15/15		500	505,000
Penske Automotive Group, Inc. 7.75%, 12/15/16		600	594,000
Rite Aid Corp. 8.00%, 8/15/20(a)		1,325	1,381,312
9.50%, 6/15/17		860	679,400
Toys R US, Inc. 7.375%, 10/15/18		2,225	1,891,250
YCC Holdings LLC / Yankee Finance, Inc. 10.25%, 2/15/16(e)		310	263,500

			17,656,607

Consumer Non-Cyclical – 6.9%
ACCO Brands Corp. 7.625%, 8/15/15(a)		2,955	2,858,962
10.625%, 3/15/15		1,097	1,179,275
Alere, Inc. 8.625%, 10/01/18		2,405	2,176,525
AMGH Merger Sub, Inc. 9.25%, 11/01/18(b)		1,855	1,855,000
ARAMARK Corp. 8.50%, 2/01/15		2,805	2,840,062
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18(b)		2,000	1,940,000
Bakkavor Finance 2 PLC 8.25%, 2/15/18(b)	GBP	1,200	1,272,470
Bausch & Lomb, Inc. 9.875%, 11/01/15	U.S.$	2,714	2,720,785
Biomet, Inc. 11.625%, 10/15/17		2,605	2,702,687
BioScrip, Inc. 10.25%, 10/01/15		1,000	1,000,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	17

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Boparan Holdings Ltd. 9.875%, 4/30/18(b)	GBP	1,500	$1,812,888
Capsugel FinanceCo SCA 9.875%, 8/01/19(b)	EUR	1,850	2,354,611
Care UK Health & Social Care PLC 9.75%, 8/01/17	GBP	1,200	1,543,806
Catalent Pharma Solutions, Inc. 9.50%, 4/15/15(e)	U.S.$	2,567	2,342,619
CDRT Merger Sub, Inc. 8.125%, 6/01/19(b)		2,466	2,281,050
CHS/Community Health Systems, Inc. 8.875%, 7/15/15		2,529	2,484,742
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625%, 1/15/16(b)		2,956	2,778,640
ConvaTec Healthcare E SA 10.50%, 12/15/18(b)		1,570	1,381,600
Cott Beverages, Inc. 8.125%, 9/01/18		275	280,500
8.375%, 11/15/17		600	612,000
Del Monte Foods Co. 7.625%, 2/15/19(b)		635	536,575
DJO Finance LLC/DJO Finance Corp. 7.75%, 4/15/18(b)		285	243,675
10.875%, 11/15/14		1,150	1,144,250
Dole Food Co., Inc. 8.00%, 10/01/16(b)		1,695	1,733,138
Elan Finance PLC/Elan Finance Corp. 8.75%, 10/15/16		1,800	1,863,000
Elizabeth Arden, Inc. 7.375%, 3/15/21		1,325	1,325,000
Endo Pharmaceuticals Holdings, Inc. 7.00%, 7/15/19(b)		470	471,763
7.25%, 1/15/22(b)		635	636,588
Gentiva Health Services, Inc. 11.50%, 9/01/18		1,105	878,475
Giant Funding Corp. 8.25%, 2/01/18(b)		1,795	1,795,000
HCA Holdings, Inc. 7.75%, 5/15/21(a)(b)		2,000	1,875,000
HCA, Inc. 6.375%, 1/15/15		1,725	1,677,563
6.50%, 2/15/16		290	276,950
Jarden Corp. 7.50%, 1/15/20		1,800	1,820,250
Kindred Healthcare, Inc. 8.25%, 6/01/19(b)		840	641,550

18	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Mylan Inc. 7.625%, 7/15/17(b)	U.S.$	265	$275,600
7.875%, 7/15/20(b)		260	273,000
NBTY, Inc. 9.00%, 10/01/18		737	754,504
New Albertsons, Inc. 7.45%, 8/01/29		4,005	3,003,750
Picard Bondco SA 9.00%, 10/01/18(b)	EUR	1,500	1,889,047
Pilgrim’s Pride Corp. 7.875%, 12/15/18(a)(b)	U.S.$	2,775	2,115,938
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625%, 4/01/17(a)		1,750	1,754,375
R&R Ice Cream PLC 8.375%, 11/15/17(b)	EUR	1,450	1,631,815
Select Medical Corp. 7.625%, 2/01/15	U.S.$	1,321	1,144,316
Select Medical Holdings Corp. 6.267%, 9/15/15(c)		1,000	815,000
Smithfield Foods, Inc. 7.75%, 7/01/17		2,000	2,055,000
Stater Bros Holdings, Inc. 7.375%, 11/15/18		700	714,000
STHI Holding Corp. 8.00%, 3/15/18(b)		425	410,125
SUPERVALU, Inc. 8.00%, 5/01/16(a)		170	160,650
Tenet Healthcare Corp. 6.875%, 11/15/31		1,500	1,140,000
8.00%, 8/01/20		400	363,000
9.25%, 2/01/15		800	800,000
Tops Holding Corp./Tops Markets LLC 10.125%, 10/15/15		1,500	1,500,000
Universal Hospital Services, Inc. 3.778%, 6/01/15(c)		500	430,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/01/18		1,985	1,821,238
Vanguard Health Systems, Inc. Zero Coupon, 2/01/16		15	9,750
Visant Corp. 10.00%, 10/01/17		1,385	1,281,125
Voyager Learning Exchange 8.375%, 12/01/14(d)(f)(g)		1,550	– 0	–
Warner Chilcott Co./Warner Chilcott Finance LLC 7.75%, 9/15/18(b)		1,750	1,671,250

			81,350,482

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	19

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Energy – 5.3%
Antero Resources Finance Corp. 7.25%, 8/01/19(b)	U.S.$	312	$296,400
9.375%, 12/01/17		2,363	2,457,520
ATP Oil & Gas Corp./United States 11.875%, 5/01/15		3,000	2,088,750
Basic Energy Services, Inc. 7.75%, 2/15/19(b)		1,200	1,140,000
Bill Barrett Corp. 7.625%, 10/01/19		834	819,405
Bluewater Holding BV 3.25%, 7/17/14(b)(c)		2,300	1,702,000
Calfrac Holdings LP 7.50%, 12/01/20(b)		491	463,995
Chaparral Energy, Inc. 8.875%, 2/01/17		2,600	2,522,000
Chesapeake Energy Corp. 6.625%, 8/15/20		893	919,790
6.875%, 11/15/20		1,683	1,758,735
Cie Generale de Geophysique-Veritas 6.50%, 6/01/21(b)		1,000	900,000
9.50%, 5/15/16		800	820,000
Citgo Petroleum Corp. 11.50%, 7/01/17(b)		2,919	3,298,470
Complete Production Services, Inc. 8.00%, 12/15/16		1,400	1,400,000
Continental Resources, Inc./OK 7.125%, 4/01/21		724	731,240
Denbury Resources, Inc. 6.375%, 8/15/21		624	605,280
8.25%, 2/15/20		521	547,050
Edgen Murray Corp. 12.25%, 1/15/15(a)		1,301	1,166,021
Energy XXI Gulf Coast, Inc. 7.75%, 6/15/19		1,100	995,500
9.25%, 12/15/17		2,000	1,950,000
Expro Finance Luxembourg SCA 8.50%, 12/15/16(b)		1,371	1,192,770
Forest Oil Corp. 7.25%, 6/15/19		2,535	2,496,975
Helix Energy Solutions Group, Inc. 9.50%, 1/15/16(b)		2,000	2,030,000
Hercules Offshore, Inc. 10.50%, 10/15/17(b)		625	590,625
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75%, 11/01/15(b)		3,220	3,244,150
Key Energy Services, Inc. 6.75%, 3/01/21		1,166	1,122,275

20	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Linn Energy LLC/Linn Energy Finance Corp. 8.625%, 4/15/20	U.S.$	1,600	$1,648,000
McJunkin Red Man Corp. 9.50%, 12/15/16		2,500	2,287,500
Nalco Co. 6.625%, 1/15/19(b)		750	821,250
Newfield Exploration Co. 6.625%, 9/01/14-4/15/16		1,530	1,540,150
Offshore Group Investments Ltd. 11.50%, 8/01/15		2,450	2,523,500
Oil States International, Inc. 6.50%, 6/01/19(b)		1,374	1,343,085
OPTI Canada, Inc. 8.25%, 12/15/14(d)		1,472	927,360
Parker Drilling Co. 9.125%, 4/01/18		129	130,290
Perpetual Energy, Inc. 8.75%, 3/15/18(b)	CAD	1,800	1,685,348
PHI, Inc. 8.625%, 10/15/18	U.S.$	1,250	1,231,250
Pioneer Natural Resources Co. 5.875%, 7/15/16		500	528,166
Plains Exploration & Production Co. 7.00%, 3/15/17		1,057	1,057,000
7.75%, 6/15/15		946	974,380
Precision Drilling Corp. 6.50%, 12/15/21(b)		738	726,930
SandRidge Energy, Inc. 7.50%, 3/15/21(b)		327	300,840
8.75%, 1/15/20		1,850	1,813,000
SESI LLC 6.375%, 5/01/19(b)		358	345,470
Southwestern Energy Co. 7.50%, 2/01/18		1,000	1,132,712
Tesoro Corp. 6.25%, 11/01/12		164	169,330
6.50%, 6/01/17		2,560	2,547,200
9.75%, 6/01/19		480	518,400
W&T Offshore, Inc. 8.50%, 6/15/19(b)		1,500	1,455,000

			62,965,112

Other Industrial – 1.3%
Briggs & Stratton Corp. 6.875%, 12/15/20		398	401,980
Brightstar Corp. 9.50%, 12/01/16(b)		1,833	1,869,660
Education Management LLC/Education Management Finance Corp. 8.75%, 6/01/14		350	341,250

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	21

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Exova Ltd. 10.50%, 10/15/18(b)	GBP	1,044	$1,447,561
Interline Brands, Inc. 7.00%, 11/15/18	U.S.$	1,753	1,713,557
Lecta SA 5.535%, 2/15/14(a)(b)(c)	EUR	1,201	1,319,413
Liberty Tire Recycling 11.00%, 10/01/16(b)	U.S.$	2,800	2,856,000
Mueller Water Products, Inc. 7.375%, 6/01/17		700	546,000
8.75%, 9/01/20		611	601,835
Neenah Foundry Co. 15.00%, 7/29/15(e)(f)		331	320,825
New Enterprise Stone & Lime Co. 11.00%, 9/01/18(b)		2,000	1,585,000
Pipe Holdings PLC 9.50%, 11/01/15(b)	GBP	1,216	1,678,135
Wendel SA 4.375%, 8/09/17	EUR	1,100	1,112,662

			15,793,878

Services – 1.4%
Ceridian Corp. 11.25%, 11/15/15	U.S.$	2,475	2,041,875
Goodman Networks, Inc. 12.125%, 7/01/18(b)		1,200	1,128,000
Live Nation Entertainment, Inc. 8.125%, 5/15/18(b)		225	216,000
Lottomatica SpA 8.25%, 3/31/66(b)	EUR	1,545	1,573,134
Mobile Mini, Inc. 7.875%, 12/01/20	U.S.$	1,175	1,128,000
Realogy Corp. Series A 11.00%, 4/15/18(b)		1,450	1,131,000
Series C 11.00%, 4/15/18(a)(b)		750	585,000
Service Corp. International/US 6.75%, 4/01/16		1,485	1,522,125
7.50%, 4/01/27		1,500	1,398,750
ServiceMaster Co. (The) 10.75%, 7/15/15(b)(e)		2,480	2,504,800
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc. 10.75%, 8/01/16		670	703,500
West Corp. 7.875%, 1/15/19		1,400	1,316,000
8.625%, 10/01/18		161	156,573
11.00%, 10/15/16		1,100	1,133,000

			16,537,757

22	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Technology – 3.5%
Advanced Micro Devices, Inc. 7.75%, 8/01/20	U.S.$	273	$267,540
8.125%, 12/15/17		1,345	1,345,000
Amkor Technology, Inc. 6.625%, 6/01/21(b)		1,500	1,342,500
Aspect Software, Inc. 10.625%, 5/15/17		2,126	2,136,630
CDW LLC/CDW Finance Corp. 8.00%, 12/15/18(b)		1,750	1,715,000
8.50%, 4/01/19(b)		2,357	2,038,805
11.50%, 10/12/15(e)		115	114,427
CommScope, Inc. 8.25%, 1/15/19(b)		3,300	3,217,500
CoreLogic, Inc./United States 7.25%, 6/01/21(b)		1,250	1,121,875
CPI International, Inc. 8.00%, 2/15/18		1,233	1,075,793
DCP LLC/DCP Corp. 10.75%, 8/15/15(b)		1,705	1,417,281
Eagle Parent, Inc. 8.625%, 5/01/19(b)		2,316	2,095,980
Eastman Kodak Co. 7.25%, 11/15/13		141	62,040
First Data Corp. 7.375%, 6/15/19(b)		750	697,500
11.25%, 3/31/16(a)		1,750	1,181,250
Freescale Semiconductor, Inc. 8.875%, 12/15/14(a)		1,510	1,532,650
9.25%, 4/15/18(b)		737	757,268
10.125%, 12/15/16(a)		1,785	1,816,237
Interactive Data Corp. 10.25%, 8/01/18		2,300	2,472,500
Iron Mountain, Inc. 6.625%, 1/01/16		780	776,100
8.375%, 8/15/21		2,000	2,040,000
NXP BV/NXP Funding LLC 2.999%, 10/15/13(c)		582	563,085
9.50%, 10/15/15(a)		730	754,638
Sanmina-SCI Corp. 7.00%, 5/15/19(b)		700	616,000
8.125%, 3/01/16		2,911	2,932,832
Seagate HDD Cayman 6.875%, 5/01/20		1,193	1,097,560
7.00%, 11/01/21(b)		655	602,600
Sensata Technologies BV 6.50%, 5/15/19(b)		2,000	1,900,000
Serena Software, Inc. 10.375%, 3/15/16		470	479,400

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	23

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

SunGard Data Systems, Inc. 7.625%, 11/15/20	U.S.$	1,600	$1,488,000
10.25%, 8/15/15		300	303,000
Syniverse Holdings, Inc. 9.125%, 1/15/19		813	796,740

			40,757,731

Transportation - Airlines – 0.6%
Air Canada 12.00%, 2/01/16(b)		1,300	1,215,500
American Airlines, Inc. 10.50%, 10/15/12		884	893,945
AMR Corp. 9.00%, 8/01/12		1,056	992,640
Continental Airlines, Inc. 8.75%, 12/01/11		260	260,325
Delta Air Lines, Inc. 9.50%, 9/15/14(b)		1,342	1,382,260
Northwest Airlines 2000-1 Class G Pass Through Trust 7.15%, 10/01/19		895	858,786
UAL 2007-1 Pass Through Trust Series 071A 6.636%, 7/02/22		1,682	1,622,678

			7,226,134

Transportation - Railroads – 0.0%
Florida East Coast Railway Corp. 8.125%, 2/01/17		407	394,790

Transportation - Services – 0.9%
America West Airlines 1999-1 Pass Through Trust Series 991G 7.93%, 1/02/19		1,591	1,583,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75%, 5/15/16		2,055	1,983,075
EC Finance PLC 9.75%, 8/01/17(b)	EUR	113	108,245
Hapag-Lloyd AG 9.75%, 10/15/17(b)	U.S.$	1,250	862,500
Hertz Corp. (The) 6.75%, 4/15/19		2,187	1,984,702
7.375%, 1/15/21		1,650	1,507,688
8.875%, 1/01/14		252	252,000
Oshkosh Corp. 8.50%, 3/01/20		341	330,770
Overseas Shipholding Group, Inc. 8.125%, 3/30/18(a)		1,200	996,000

24	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Swift Services Holdings, Inc. 10.00%, 11/15/18	U.S.$	1,067	$949,630

			10,558,110

			558,916,804

Financial Institutions – 4.4%
Banking – 1.2%
ABN Amro Bank NV 4.31%, 3/10/16	EUR	2,295	1,784,879
Deutsche Bank AG/London 5.50%, 9/02/15(b)	UAH	15,300	1,576,112
HT1 Funding GmbH 6.352%, 6/30/17	EUR	1,550	996,774
LBG Capital No.1 PLC 8.00%, 6/15/20(b)	U.S.$	4,650	3,069,000
Regions Bank/Birmingham AL 6.45%, 6/26/37		1,500	1,260,000
Regions Financing Trust II 6.625%, 5/15/47		700	567,000
Resona Preferred Global Securities Cayman Ltd. 7.191%, 7/30/15(b)		1,300	1,215,626
Royal Bank of Scotland Group PLC Series U 7.64%, 9/29/17		50	24,000
SNS Bank NV 11.25%, 12/31/49(b)	EUR	620	564,877
Telenet Finance III Luxembourg SCA 6.625%, 2/15/21(b)		2,200	2,667,442
UT2 Funding PLC 5.321%, 6/30/16		1,293	1,022,055

			14,747,765

Brokerage – 0.4%
E*Trade Financial Corp. 6.75%, 6/01/16	U.S.$	2,205	2,199,487
Lehman Brothers Holdings, Inc. 6.875%, 5/02/18(d)		1,690	411,938
Nuveen Investments, Inc. 10.50%, 11/15/15		1,875	1,729,688

			4,341,113

Finance – 1.1%
AGFC Capital Trust I 6.00%, 1/15/67(b)		3,700	1,665,000
Ally Financial, Inc. 6.75%, 12/01/14		1	921
8.00%, 11/01/31		662	580,905
Series 8 6.75%, 12/01/14		2,590	2,476,687

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	25

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

CIT Group, Inc. 7.00%, 5/01/15-5/01/17	U.S.$	2	$1,747
7.00%, 5/04/15-5/02/17(b)		2,071	2,028,985
ILFC E-Capital Trust II 6.25%, 12/21/65(b)		2,000	1,480,000
International Lease Finance Corp. 6.375%, 3/25/13		1,250	1,215,625
iStar Financial, Inc. Series B 5.70%, 3/01/14		1,675	1,340,000
Residential Capital LLC 9.625%, 5/15/15		2,662	2,063,050

			12,852,920

Insurance – 1.0%
Genworth Financial, Inc. 6.15%, 11/15/66		2,500	1,250,000
Hartford Financial Services Group, Inc. 8.125%, 6/15/38		3,000	2,820,000
ING Groep NV 5.775%, 12/08/15		2,250	1,648,125
Liberty Mutual Group, Inc. 7.80%, 3/15/37(b)		1,250	1,093,750
MBIA Insurance Corp. 14.00%, 1/15/33(b)		3,056	1,375,200
XL Group PLC Series E 6.50%, 4/15/17(a)		4,000	3,140,000

			11,327,075

Other Finance – 0.5%
Harbinger Group, Inc. 10.625%, 11/15/15		1,420	1,384,500
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/18		1,950	1,942,687
iPayment Holdings, Inc. 15.00%, 11/15/18(b)(e)		1,142	1,116,305
iPayment, Inc. 10.25%, 5/15/18(b)		2,177	1,991,955

			6,435,447

REITS – 0.2%
DDR Corp. 7.875%, 9/01/20		1,800	1,906,805

			51,611,125

Utility – 3.0%
Electric – 2.0%
AES Corp. (The) 7.375%, 7/01/21(b)		700	661,500

26	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

7.75%, 3/01/14	U.S.$	1,060	$1,081,200
8.00%, 10/15/17		868	872,340
Calpine Corp. 7.25%, 10/15/17(b)		1,800	1,737,000
7.875%, 7/31/20-1/15/23(b)		1,875	1,809,375
Dynegy Holdings, Inc. 7.75%, 6/01/19		1,320	798,600
8.375%, 5/01/16		635	384,175
Edison Mission Energy 7.00%, 5/15/17		1,525	907,375
7.50%, 6/15/13(a)		1,540	1,432,200
7.75%, 6/15/16(a)		958	641,860
Energy Future Holdings Corp. 10.00%, 1/15/20(h)		798	774,060
10.875%, 11/01/17		392	315,560
Series Q 6.50%, 11/15/24		1,254	476,520
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/01/20		1,020	994,500
GenOn Americas Generation LLC 8.50%, 10/01/21		1,270	1,092,200
GenOn Energy, Inc. 7.875%, 6/15/17		1,080	993,600
9.50%, 10/15/18(a)		1,450	1,363,000
9.875%, 10/15/20(a)		1,200	1,122,000
NRG Energy, Inc. 7.375%, 1/15/17		1,705	1,758,281
7.875%, 5/15/21(b)		797	729,255
PPL Capital Funding, Inc. Series A 6.70%, 3/30/67		2,405	2,296,775
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 11.50%, 10/01/20(b)		626	500,800
Series A 10.25%, 11/01/15		1,570	588,750

			23,330,926

Natural Gas – 1.0%
El Paso Corp. Series G 7.75%, 1/15/32		1,524	1,765,188
Enterprise Products Operating LLC Series A 8.375%, 8/01/66		1,760	1,823,800
Inergy LP/Inergy Finance Corp. 6.875%, 8/01/21		2,500	2,275,000

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	27

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.50%, 8/15/21	U.S.$	2,750	$2,818,750
Sabine Pass LNG LP 7.50%, 11/30/16		2,150	1,988,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875%, 2/01/21(b)		960	921,600

			11,593,088

			34,924,014

Total Corporates - Non-Investment Grades (cost $692,551,831)			645,451,943

CORPORATES - INVESTMENT GRADES – 12.0%
Financial Institutions – 6.9%
Banking – 3.2%
American Express Co. 6.80%, 9/01/66		2,550	2,470,312
Assured Guaranty Municipal Holdings, Inc. 6.40%, 12/15/66(b)		3,300	2,376,000
Banco Santander Chile 6.50%, 9/22/20(b)	CLP	1,488,500	2,810,863
Barclays Bank PLC 4.75%, 3/15/20	EUR	1,890	1,266,064
4.875%, 12/15/14		600	470,252
BBVA International Preferred SAU 4.952%, 12/31/49		1,650	1,569,517
5.919%, 4/18/17	U.S.$	1,265	858,123
Series E 8.50%, 12/31/49(a)	EUR	550	681,598
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 8.375%, 7/26/16	U.S.$	2,750	2,750,000
Credit Agricole SA 6.637%, 5/31/17(b)		2,908	1,679,370
Danske Bank A/S 5.914%, 6/16/14(b)		1,150	920,000
Itau Unibanco Holding SA/Cayman Island 10.50%, 11/23/15(b)	BRL	1,100	593,536
Morgan Stanley 10.09%, 5/03/17(b)		5,760	2,848,983
PNC Financial Services Group, Inc. 6.75%, 8/01/21	U.S.$	1,667	1,596,536
Royal Bank of Scotland PLC (The) Series 1 5.85%, 10/27/14(c)	AUD	1,500	1,239,304

28	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Societe Generale SA 6.999%, 12/19/17	EUR	1,250	$921,078
UBS AG/Jersey 4.28%, 4/15/15		2,000	1,728,277
Unicredito Italiano Capital Trust III 4.028%, 10/27/15		3,500	2,321,117
VTB Bank OJSC Via VTB Capital SA 6.875%, 5/29/18(b)	U.S.$	6,315	6,378,150
Wells Fargo & Co. Series K 7.98%, 3/15/18		2,000	2,060,000

			37,539,080

Brokerage – 0.2%
GFI Group, Inc. 8.375%, 7/19/18(b)		1,300	1,209,000
Jefferies Group, Inc. 6.875%, 4/15/21		1,207	1,253,671

			2,462,671

Finance – 0.3%
HSBC Finance Capital Trust IX 5.911%, 11/30/35(a)		1,905	1,581,150
SLM Corp. 5.125%, 8/27/12		384	383,824
Series A 5.375%, 5/15/14		2,000	1,968,268

			3,933,242

Insurance – 2.4%
Allstate Corp. (The) 6.125%, 5/15/37		1,300	1,168,375
American International Group, Inc. 6.25%, 3/15/37		1,739	1,204,257
8.175%, 5/15/58		961	848,083
AON Corp. 8.205%, 1/01/27		690	802,595
Assured Guaranty US Holdings, Inc. Series A 6.40%, 12/15/66		1,550	1,094,688
Aviva PLC 4.729%, 11/28/14	EUR	3,000	2,779,311
Coventry Health Care, Inc. 5.95%, 3/15/17	U.S.$	2,000	2,241,152
Genworth Financial, Inc. 7.70%, 6/15/20		600	528,808
Lincoln National Corp. 6.05%, 4/20/67		1,858	1,504,980
8.75%, 7/01/19		604	715,902

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	29

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

MetLife, Inc. 10.75%, 8/01/39	U.S.$	2,350	$2,937,500
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(b)		2,135	2,487,202
QBE Capital Funding III Ltd. 7.25%, 5/24/41(b)		1,650	1,491,450
Suncorp Metway Insurance Ltd. Series 1 6.75%, 9/23/24	AUD	1,000	901,948
Swiss Re Capital I LP 6.854%, 5/25/16(a)(b)	U.S.$	3,700	3,365,076
Transatlantic Holdings, Inc. 8.00%, 11/30/39		1,261	1,494,498
Vero Insurance Ltd. 6.15%, 9/07/25	AUD	990	848,214
ZFS Finance USA Trust V 6.50%, 5/09/37(a)(b)	U.S.$	1,740	1,505,100

			27,919,139

Other Finance – 0.5%
Aviation Capital Group Corp. 6.75%, 4/06/21(b)		650	625,372
7.125%, 10/15/20(b)		2,489	2,400,251
IIRSA Norte Finance Ltd. 8.75%, 5/30/24(b)		2,692	3,082,686
Red Arrow International Leasing PLC 8.375%, 6/30/12	RUB	2,707	83,220

			6,191,529

REITS – 0.3%
Entertainment Properties Trust 7.75%, 7/15/20	U.S.$	1,908	2,041,560
Ventas Realty LP/Ventas Capital Corp. 6.75%, 4/01/17		907	944,855

			2,986,415

			81,032,076

Industrial – 3.9%
Basic – 1.6%
Basell Finance Co. BV 8.10%, 3/15/27(b)		1,240	1,351,600
Braskem Finance Ltd 7.00%, 5/07/20(b)		1,800	1,827,000
Commercial Metals Co. 6.50%, 7/15/17		1,300	1,296,870
Georgia-Pacific LLC 7.125%, 1/15/17(b)		800	838,334
8.875%, 5/15/31		366	456,805
GTL Trade Finance, Inc. 7.25%, 10/20/17(b)		1,338	1,398,210

30	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Rhodia SA 4.355%, 10/15/13(b)(c)	EUR	428	$572,029
Southern Copper Corp. 7.50%, 7/27/35(a)	U.S.$	3,300	3,570,102
Usiminas Commercial Ltd. 7.25%, 1/18/18(b)		2,428	2,561,540
Vale Overseas Ltd. 6.875%, 11/21/36(a)		4,756	5,129,817

			19,002,307

Capital Goods – 0.1%
Owens Corning 7.00%, 12/01/36		1,340	1,388,401

Communications - Telecommunications – 0.2%
Alltel Corp. 7.875%, 7/01/32		160	228,176
Qwest Corp. 6.50%, 6/01/17		610	629,825
6.875%, 9/15/33		1,570	1,483,650

			2,341,651

Consumer Cyclical - Retailers – 0.4%
CVS Caremark Corp. 6.302%, 6/01/37		2,079	2,011,432
Macy’s Retail Holdings, Inc. 5.75%, 7/15/14		1,365	1,457,937
5.90%, 12/01/16		127	139,386
QVC, Inc. 7.50%, 10/01/19(b)		1,000	1,065,000

			4,673,755

Energy – 1.2%
Gazprom OAO Via Gaz Capital SA 9.25%, 4/23/19(b)		6,400	7,424,000
Petrohawk Energy Corp. 7.25%, 8/15/18		2,650	3,027,625
Pride International, Inc. 6.875%, 8/15/20		416	480,016
TNK-BP Finance SA 7.50%, 7/18/16(a)(b)		2,352	2,434,320

			13,365,961

Other Industrial – 0.3%
Noble Group Ltd. 6.75%, 1/29/20(a)(b)		3,932	3,460,160

Technology – 0.0%
Motorola Solutions, Inc. 7.50%, 5/15/25		97	113,591

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	31

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Airlines – 0.1%
Delta Air Lines 2007-1 Class A Pass Through Trust Series 071A 6.821%, 8/10/22(a)	U.S.$	974	$981,473

			45,327,299

Non Corporate Sectors – 1.0%
Agencies - Not Government Guaranteed – 1.0%
AK Transneft OJSC Via TransCapitalInvest Ltd. 8.70%, 8/07/18(a)(b)		850	983,875
Gazprom OAO Via Gaz Capital SA 6.51%, 3/07/22(a)(b)		11,426	11,197,480

			12,181,355

Utility – 0.2%
Electric – 0.2%
Dominion Resources, Inc./VA 7.50%, 6/30/66		758	781,688
Empresas Publicas de Medellin ESP 7.625%, 7/29/19(b)		1,636	1,869,130

			2,650,818

Total Corporates - Investment Grades (cost $136,736,406)			141,191,548

EMERGING MARKETS - CORPORATE BONDS – 6.0%
Financial Institutions – 1.4%
Banking – 1.0%
ATF Bank JSC 9.00%, 5/11/16(b)		2,162	2,053,900
Banco BMG SA 9.15%, 1/15/16(b)		3,750	3,637,500
Banco Cruzeiro do Sul SA/Brazil 8.25%, 1/20/16(b)		3,280	3,075,851
8.875%, 9/22/20(b)		517	439,450
Bank CenterCredit 8.625%, 1/30/14(b)		1,654	1,571,300
Halyk Savings Bank of Kazakhstan JSC 7.25%, 1/28/21(b)		463	383,026
Renaissance Securities Trading Ltd. 11.00%, 4/21/16(b)		909	733,714

			11,894,741

Insurance – 0.0%
Stoneheath RE 6.868%, 10/31/11		600	507,000

32	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Other Finance – 0.3%
AES El Salvador Trust 6.75%, 2/01/16(a)(b)	U.S.$	1,700	$1,657,500
6.75%, 2/01/16(b)		270	263,250
DTEK Finance BV 9.50%, 4/28/15(b)		1,865	1,678,500

			3,599,250

REITS – 0.1%
Shimao Property Holdings Ltd. 9.65%, 8/03/17		2,050	1,429,559

			17,430,550

Industrial – 4.5%
Basic – 1.4%
Evraz Group SA 8.25%, 11/10/15(b)		1,398	1,342,080
9.50%, 4/24/18(b)		3,834	3,718,980
Novelis, Inc./GA 8.75%, 12/15/20		3,075	3,013,500
Severstal OAO Via Steel Capital SA 9.25%, 4/19/14(b)		2,480	2,560,278
Vedanta Resources PLC 8.75%, 1/15/14(a)(b)		4,404	4,205,820
Winsway Coking Coal Holding Ltd. 8.50%, 4/08/16(b)		2,530	1,720,400

			16,561,058

Communications - Media – 0.6%
Central European Media Enterprises Ltd. 11.625%, 9/15/16(b)	EUR	1,231	1,385,355
Columbus International, Inc. 11.50%, 11/20/14(b)	U.S.$	4,160	4,076,800
European Media Capital SA 10.00%, 2/01/15(i)		1,574	1,416,803

			6,878,958

Communications - Telecommunications – 0.5%
MTS International Funding Ltd. 8.625%, 6/22/20(b)		2,495	2,470,050
Pacnet Ltd. 9.25%, 11/09/15(b)		1,902	1,673,760
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 4/30/18(b)		1,500	1,447,500

			5,591,310

Consumer Cyclical - Other – 0.3%
Central China Real Estate Ltd. 12.25%, 10/20/15(b)		742	586,070
Country Garden Holdings Co. 10.50%, 8/11/15		750	616,429
11.125%, 2/23/18(b)		791	601,160

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	33

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Peermont Global Pty Ltd. 7.75%, 4/30/14(a)(b)	EUR	1,000	$1,038,306
Yanlord Land Group Ltd. 10.625%, 3/29/18(b)	U.S.$	769	499,850

			3,341,815

Consumer Cyclical - Retailers – 0.1%
Edcon Holdings Pty Ltd. 7.028%, 6/15/15(b)(c)	EUR	1,066	885,468

Consumer Non-Cyclical – 0.4%
CEDC Finance Corp. International, Inc. 8.875%, 12/01/16(b)		1,400	1,397,359
9.125%, 12/01/16(b)	U.S.$	1,150	828,000
Foodcorp Pty Ltd. 8.75%, 3/01/18(b)	EUR	827	941,777
JBS Finance II Ltd. 8.25%, 1/29/18(b)	U.S.$	2,400	1,980,000

			5,147,136

Energy – 0.5%
Golden Close Maritime Corp., Ltd 11.00%, 12/09/15		1,300	1,318,726
MIE Holdings Corp. 9.75%, 5/12/16(b)		1,500	1,155,000
Pan American Energy LLC/Argentine Branch 7.875%, 5/07/21(b)		1,870	1,872,244
Zhaikmunai LLP 10.50%, 10/19/15(b)		1,570	1,379,637

			5,725,607

Other Industrial – 0.3%
Marfrig Holding Europe BV 8.375%, 5/09/18(b)		1,181	744,030
Marfrig Overseas Ltd. 9.50%, 5/04/20(b)		1,771	1,133,440
New Reclamation Group Pty Ltd. (The) 8.125%, 2/01/13(b)	EUR	1,186	1,302,995

			3,180,465

Technology – 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 10.50%, 4/15/18	U.S.$	1,490	1,571,950
STATS ChipPAC Ltd. 7.50%, 8/12/15(b)		541	513,950

			2,085,900

Transportation - Airlines – 0.1%
TAM Capital 3, Inc. 8.375%, 6/03/21(b)		2,011	1,850,120

34	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.1%
Inversiones Alsacia SA 8.00%, 8/18/18(b)	U.S.$	1,980	$1,701,288

			52,949,125

Utility – 0.1%
Electric – 0.1%
Inkia Energy Ltd. 8.375%, 4/04/21(a)(b)		810	793,800

Total Emerging Markets - Corporate Bonds (cost $80,394,392)			71,173,475

EMERGING MARKETS - SOVEREIGNS – 5.7%
Argentina – 2.5%
Argentina Bonos 7.00%, 10/03/15(a)		19,339	16,121,221
7.82%, 12/31/33	EUR	4,917	3,771,456
Series NY 2.50%, 12/31/38(a)(j)	U.S.$	3,480	1,174,500
8.28%, 12/31/33(a)		1,865	1,267,974
Series X 7.00%, 4/17/17		8,950	6,769,183

			29,104,334

Dominican Republic – 0.7%
Dominican Republic International Bond 8.625%, 4/20/27(b)		8,385	8,720,400

El Salvador – 0.7%
El Salvador 7.375%, 12/01/19(b)		705	750,825
7.625%, 9/21/34(b)		762	807,720
7.65%, 6/15/35(b)		6,996	6,786,120

			8,344,665

Ghana – 0.3%
Republic of Ghana 8.50%, 10/04/17(b)		2,983	3,088,505

Jamaica – 0.1%
Republic of Jamaica 8.00%, 6/24/19		1,074	1,041,780

Philippines – 0.0%
Republic of Philippines 10.625%, 3/16/25		205	310,063

Serbia & Montenegro – 0.3%
Republic of Serbia 6.75%, 11/01/24(b)		1,004	939,114

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	35

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

7.25%, 9/28/21(b)	U.S.$	2,467	$2,285,059

			3,224,173

Ukraine – 0.8%
Ukraine Government International Bond 6.58%, 11/21/16(a)(b)		2,953	2,650,317
7.65%, 6/11/13(b)		5,845	5,640,425
Ukraine-Recap Linked Note 5.50%, 9/02/15(b)	UAH	15,300	1,574,774

			9,865,516

United Arab Emirates – 0.3%
Emirate of Dubai Government International Bonds 7.75%, 10/05/20(b)	U.S.$	3,310	3,310,000

Total Emerging Markets - Sovereigns (cost $55,590,559)			67,009,436

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.7%
Non-Agency Floating Rate – 2.1%
Bear Stearns Adjustable Rate Mortgage Trust Series 2007-2, Class 1A1 2.328%, 12/25/46(c)		1,537	927,764
Countrywide Alternative Loan Trust Series 2007-7T2, Class A3 0.835%, 4/25/37(c)		5,718	3,003,302
Countrywide Home Loan Mortgage Pass Through Trust Series 2007-13, Class A7 0.835%, 8/25/37(c)		2,668	1,975,729
Greenpoint Mortgage Funding Trust Series 2007-AR3, Class A1 0.455%, 6/25/37(c)		1,830	1,178,019
Harborview Mortgage Loan Trust Series 2007-4, Class 2A1 0.45%, 7/19/47(c)		2,040	1,277,327
Indymac Index Mortgage Loan Trust Series 2006-AR37, Class 2A1 5.427%, 2/25/37		1,181	769,560
Lehman XS Trust Series 2007-15N, Class 4A1 1.135%, 8/25/47(c)		1,123	588,122
Series 2007-4N, Class 3A2A 1.002%, 3/25/47(c)		3,027	1,746,483
Structured Adjustable Rate Mortgage Loan Trust Series 2005-18, Class 8A1 5.454%, 9/25/35		2,841	2,511,138

36	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2006-9, Class 4A1 5.834%, 10/25/36	U.S.$	1,788	$1,217,598
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1 1.742%, 8/25/47(c)		6,201	3,416,526
WaMu Mortgage Pass Through Certificates Series 2006-AR11, Class 3A1A 1.162%, 9/25/46(c)		2,409	1,161,900
Series 2006-AR5, Class A1A 1.232%, 6/25/46(c)		1,111	731,823
Series 2007-HY3, Class 4A1 2.635%, 3/25/37		3,627	2,924,961
Series 2007-OA3, Class 2A1A 1.002%, 4/25/47(c)		1,309	838,871
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A 1.002%, 4/25/47(c)		1,471	708,650

			24,977,773

Non-Agency Fixed Rate – 1.5%
Chaseflex Trust Series 2007-1, Class 1A3 6.50%, 2/25/37		1,327	822,280
Citimortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 3/25/37		3,148	2,269,082
Countrywide Alternative Loan Trust Series 2006-42, Class 1A6 6.00%, 1/25/47		1,716	1,087,410
Series 2006-J1, Class 1A10 5.50%, 2/25/36		4,350	2,959,060
Series 2006-J5, Class 1A1 6.50%, 9/25/36		2,338	1,537,667
First Horizon Alternative Mortgage Pass Through Certificates Series 2006-FA1, Class 1A3 5.75%, 4/25/36		1,784	1,272,519
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-7, Class A3 6.081%, 9/25/36		2,485	1,432,097
Series 2006-7, Class A4 6.171%, 9/25/36		2,615	1,491,871
Series 2006-9, Class A4 5.986%, 10/25/36		2,834	1,680,379
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1 6.25%, 7/25/37		3,400	2,361,261

			16,913,626

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	37

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Non-Agency ARMs – 0.1%
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR1, Class 3A1 2.69%, 3/25/36(c)	U.S.$	2,091	$1,315,185

Total Collateralized Mortgage Obligations (cost $47,093,576)			43,206,584

COMMERCIAL MORTGAGE-BACKED SECURITIES – 3.5%
Non-Agency Fixed Rate CMBS – 3.2%
Banc of America Commercial Mortgage, Inc. Series 2007-5, Class AM 5.772%, 2/10/51		2,877	2,503,991
Banc of America Large Loan, Inc. Series 2009-UB1, Class A4B 5.691%, 6/24/50(b)		3,500	3,193,050
Bear Stearns Commercial Mortgage Securities Series 2007-PW18, Class AM 6.084%, 6/11/50		1,400	1,215,353
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class AJ 5.398%, 7/15/44		1,017	808,912
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class AM 5.509%, 9/15/39		5,900	4,701,692
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class AM 5.492%, 11/10/45		800	729,394
Goldman Sachs Mortgage Securities 5.475%, 8/10/44(b)		3,152	2,576,614
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15, Class AM 5.855%, 6/12/43		1,230	1,110,562
Series 2007-CB19, Class AM 5.932%, 2/12/49		3,519	3,074,782
Series 2007-LD11, Class AM 6.005%, 6/15/49		5,105	4,069,257
Series 2007-LD12, Class AM 6.256%, 2/15/51		736	631,719
Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AJ 5.137%, 7/12/38		2,000	1,631,566
Morgan Stanley Capital I Series 2005-HQ6, Class AJ 5.073%, 8/13/42		948	778,406

38	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2006-IQ12, Class AM 5.37%, 12/15/43	U.S.$	7,700	$7,149,481
Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AM 5.466%, 1/15/45		2,100	2,049,688
Series 2007-C34, Class AM 5.818%, 5/15/46		400	342,115
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class D 5.418%, 6/15/44(b)		1,022	824,969
WFDB Commercial Mortgage Trust Series 2011-BXR, Class E 6.403%, 7/05/24(b)		943	898,224

			38,289,775

Non-Agency Floating Rate CMBS – 0.3%
Commercial Mortgage Pass Through Certificates Series 2007-FL14, Class C 0.529%, 6/15/22(b)(c)		477	424,854
LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AM 6.375%, 9/15/45		1,352	1,112,346
Lehman Brothers Series 2006-LLFA, Class E 0.519%, 9/15/21(b)(c)		532	468,585
Series 2006-LLFA, Class H 0.629%, 9/15/21(b)(c)		423	343,565
Series 2006-LLFA, Class K 1.029%, 9/15/21(b)(c)		399	300,387
Wachovia Bank Commercial Mortgage Trust Series 2006-WL7A, Class H 0.629%, 9/15/21(b)(c)		1,279	805,770

			3,455,507

Total Commercial Mortgage-Backed Securities (cost $40,803,125)			41,745,282

GOVERNMENTS - TREASURIES – 3.4%
Brazil – 1.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/14	BRL	9,146	4,774,550
Republic of Brazil 12.50%, 1/05/16-1/05/22		24,922	15,414,961

			20,189,511

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	39

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Greece – 0.2%
Hellenic Republic Government Bond Series 30YR 4.60%, 9/20/40	EUR	4,895	$2,100,575

Hungary – 0.8%
Hungary Government Bond Series 14/C 5.50%, 2/12/14	HUF	970,820	4,288,457
Series 15/A 8.00%, 2/12/15		464,360	2,167,749
Series 16/C 5.50%, 2/12/16		697,550	2,967,408

			9,423,614

South Africa – 0.7%
South Africa Government Bond Series R204 8.00%, 12/21/18	ZAR	10,750	1,328,498
Series R207 7.25%, 1/15/20		60,872	7,086,337
Series R208 6.75%, 3/31/21		490	54,609

			8,469,444

Total Governments - Treasuries (cost $38,126,105)			40,183,144

QUASI-SOVEREIGNS – 3.3%
Quasi-Sovereign Bonds – 3.3%
Indonesia – 0.3%
Majapahit Holding BV 7.75%, 10/17/16(b)	U.S.$	2,165	2,403,150
7.875%, 6/29/37(b)		699	761,910
8.00%, 8/07/19(b)		330	369,600

			3,534,660

Kazakhstan – 0.6%
Intergas Finance BV 6.375%, 5/14/17(b)		3,640	3,630,900
KazMunayGas National Co. 7.00%, 5/05/20(a)(b)		2,658	2,658,000
9.125%, 7/02/18(b)		250	281,250

			6,570,150

Philippines – 0.1%
Power Sector Assets & Liabilities Management Corp. 7.25%, 5/27/19(b)		1,250	1,418,750

40	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Russia – 1.9%
Russian Agricultural Bank OJSC Via RSHB Capital SA 6.299%, 5/15/17(b)	U.S.$	8,227	$8,124,163
7.50%, 3/25/13	RUB	86,000	2,598,776
7.75%, 5/29/18(b)	U.S.$	11,600	12,180,000

			22,902,939

Trinidad & Tobago – 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/19(b)		1,675	1,980,687

Ukraine – 0.2%
NAK Naftogaz Ukraine 9.50%, 9/30/14		2,542	2,395,835

Total Quasi-Sovereigns (cost $30,803,321)			38,803,021

BANK LOANS – 2.8%
Industrial – 2.4%
Basic – 0.2%
Ineos US Finance LLC 7.50%, 12/16/13(c)		165	163,843
8.00%, 12/16/14(c)		188	188,358
NewPage Corporation 4/04/13(k)		2,000	1,987,500

			2,339,701

Capital Goods – 0.4%
Harbor Freight Tools USA, Inc./Central Purchasing LLC 6.50%, 12/22/17(c)		3,284	3,234,247
Hawker Beechcraft Acquisition Company LLC 2.37%, 3/26/14(c)		72	49,327
10.50%, 3/26/14(c)		1,807	1,551,238

			4,834,812

Communications - Media – 0.3%
Cengage Learning Acquisitions, Inc. (Thomson Learning) 2.49%, 7/03/14(c)		542	422,383
Charter Communications Operating, LLC 2.24%, 3/06/14(c)		27	26,475
7.25%, 3/06/14(c)		34	33,540
Clear Channel Communications, Inc. 3.89%, 1/29/16(c)		163	113,944
SuperMedia, Inc. (fka Idearc, Inc.) 11.00%, 12/31/15(c)		313	136,427
Univision Communications, Inc. 4.49%, 3/31/17(c)		2,323	1,949,143

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	41

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

WideOpenWest Finance, LLC 2.73%-4.75%, 6/30/14(c)	U.S.$	971	$901,695

			3,583,607

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 2.98%, 8/07/14(c)		11	10,415
Federal-Mogul Corporation 2.16%-2.18%, 12/29/14(c)		1,301	1,195,269
2.16%-2.18%, 12/28/15(c)		664	609,831

			1,815,515

Consumer Cyclical - Entertainment – 0.2%
ClubCorp Club Operations, Inc. 6.00%, 11/30/16(c)		1,365	1,303,277
Las Vegas Sands LLC 2.74%, 11/23/16(c)		557	517,246

			1,820,523

Consumer Cyclical - Other – 0.2%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.) 3.23%-3.25%, 1/28/15(c)		1,210	1,005,294
Great Atlantic & Pacific Tea Company, Inc., The 8.75%, 6/14/12(c)		130	129,458
Harrah’s Las Vegas Propco, LLC 3.22%, 2/13/13(c)		1,500	1,041,870

			2,176,622

Consumer Cyclical - Retailers – 0.1%
Burlington Coat Factory Warehouse Corporation 6.25%, 2/23/17(c)		494	470,746
Rite Aid Corporation 1.98%-1.99%, 6/04/14(c)		962	886,784

			1,357,530

Consumer Non-Cyclical – 0.2%
HCA Inc. 3.62%, 5/01/18(c)		398	372,984
Immucor, Inc. 7.25%, 8/19/18(c)		2,000	1,967,500

			2,340,484

Energy – 0.1%
CITGO Petroleum Corporation 9.00%, 6/24/17(c)		1,234	1,252,891

42	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.0%
Gavilon Group LLC, The 6.00%, 12/06/16(c)	U.S.$	409	$402,313

Services – 0.3%
Advantage Sales & Marketing Inc. 5.25%, 12/18/17(c)		506	486,434
Aveta, Inc. 8.50%, 4/14/15(c)		408	396,689
Global Cash Access, Inc. 7.00%, 3/01/16(c)		426	416,955
Realogy Corporation 10/10/13(k)		2,100	1,883,448
Sabre, Inc. 2.24%-2.25%, 9/30/14(c)		735	615,124
ServiceMaster Co., (The) 2.72%-2.83%, 7/24/14(c)		178	165,660
2.74%, 7/24/14(c)		18	16,497

			3,980,807

Technology – 0.2%
First Data Corporation 2.98%, 9/24/14(c)		1,315	1,140,079
Smart Modular Technologies 8.25%, 8/26/17(c)		1,900	1,710,000
SunGard Data Systems, Inc. (Solar Capital Corp.) 1.98%, 2/28/14(c)		24	23,517

			2,873,596

Transportation - Services – 0.0%
Swift Transportation Co., LLC 6.00%, 12/21/16(c)		192	185,777

			28,964,178

Utility – 0.2%
Electric – 0.2%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.) 2.75%, 11/01/13(c)		253	238,062
4.75%, 5/01/14(c)		1,000	907,000
Texas Competitive Electric Holdings Company LLC (TXU) 3.73%-3.77%, 10/10/14(c)		1,632	1,147,390

			2,292,452

Financial Institutions – 0.2%
Finance – 0.2%
Delos Aircraft, Inc. 7.00%, 3/17/16(c)		106	105,328

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	43

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

International Lease Finance Corp. (Delos Aircraft, Inc.) 6.75%, 3/17/15(c)	U.S.$	144	$143,438
iStar Financial, Inc. 7.00%, 6/30/14(c)		1,675	1,576,175

			1,824,941

Total Bank Loans (cost $34,840,175)			33,081,571

EMERGING MARKETS - TREASURIES – 2.4%
Colombia – 0.1%
Republic of Colombia 9.85%, 6/28/27	COP	1,927,000	1,292,228

Dominican Republic – 0.5%
Dominican Republic International Bond 16.00%, 7/10/20(b)	DOP	229,800	5,937,858

Egypt – 0.2%
Arab Republic of Egypt 8.75%, 7/18/12(b)	EGP	16,620	2,618,912

Indonesia – 0.9%
Indonesia Recap Linked Note 10.00%, 7/18/17	IDR	47,971,000	6,398,862
JP Morgan 9.50%, 5/17/41		27,844,000	3,806,297

			10,205,159

Philippines – 0.3%
Republic of Philippines 6.25%, 1/14/36	PHP	143,000	3,123,270

Turkey – 0.4%
Turkey Government Bond 11.00%, 8/06/14	TRY	9,155	5,241,563

Total Emerging Markets - Treasuries (cost $28,889,290)			28,418,990

GOVERNMENTS - SOVEREIGN BONDS – 2.0%
Brazil – 0.1%
Republic of Brazil 8.75%, 2/04/25	U.S.$	515	723,575

Cote D’Ivoire – 0.5%
Ivory Coast Government International Bond 2.50%, 12/31/32(a)(b)(d)(j)		12,917	6,264,745

44	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Croatia – 0.6%
Republic of Croatia 6.625%, 7/14/20(a)(b)	U.S.$	4,000	$3,810,000
6.75%, 11/05/19(a)(b)		3,350	3,174,125

			6,984,125

Iceland – 0.4%
Iceland Government International Bond 3.75%, 12/01/11	EUR	3,250	4,331,319

Lithuania – 0.1%
Republic of Lithuania 7.375%, 2/11/20(a)(b)	U.S.$	1,498	1,617,840

Panama – 0.1%
Republic of Panama 6.70%, 1/26/36		3	3,600
9.375%, 4/01/29(a)		1,000	1,490,000

			1,493,600

Switzerland – 0.2%
Credit Suisse 7.50%, 3/15/18	RUB	93,062	2,856,139

Total Governments - Sovereign Bonds (cost $24,758,220)			24,271,343

ASSET-BACKED SECURITIES – 1.3%
Home Equity Loans - Fixed Rate – 1.0%
Countrywide Asset-Backed Certificates Series 2005-7, Class AF5W 5.054%, 10/25/35	U.S.$	895	516,899
Series 2006-1, Class AF6 5.526%, 7/25/36		2,183	1,660,589
Series 2006-15, Class A6 5.826%, 10/25/46		1,808	1,209,114
CSAB Mortgage Backed Trust Series 2006-2, Class A6A 5.72%, 9/25/36		1,602	1,102,437
GSAA Home Equity Trust Series 2005-12, Class AF5 5.659%, 9/25/35		1,800	1,295,815
Series 2006-10, Class AF3 5.985%, 6/25/36		1,800	976,037
Lehman XS Trust Series 2006-17, Class WF32 5.55%, 11/25/36		2,500	2,016,689
Series 2007-6, Class 3A5 5.72%, 5/25/37		838	583,490
Morgan Stanley Mortgage Loan Trust Series 2006-15XS, Class A3 5.988%, 11/25/36		1,870	1,100,313

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	45

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Series 2007-8XS, Class A2 6.00%, 4/25/37	U.S.$	1,858	$1,230,724

			11,692,107

Home Equity Loans - Floating Rate – 0.3%
Countrywide Asset-Backed Certificates Series 2007-S2, Class A1 0.375%, 5/25/37(c)		413	403,528
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB2, Class A2C 5.623%, 2/25/37(c)		3,400	1,763,514
GSAA Home Equity Trust Series 2006-6, Class AF5 5.319%, 3/25/36(c)		959	503,368
GSAA Trust Series 2006-6, Class AF4 5.319%, 3/25/36(c)		1,489	781,950

			3,452,360

Other ABS - Fixed Rate – 0.0%
CW Capital Cobalt Ltd. Series 2006-C1, Class AMP1 5.501%, 8/15/48(b)		484	403,868

Total Asset-Backed Securities (cost $16,487,158)			15,548,335

		Shares
PREFERRED STOCKS – 0.9%
Financial Institutions – 0.8%
Banking – 0.3%
Zions Bancorporation 9.50%		138,946	3,508,386

Finance – 0.5%
Ally Financial, Inc. 7.00%(b)		792	530,368
8.50%		52,000	894,400
Citigroup Capital XII 8.50%		99,000	2,484,900
Citigroup Capital XIII 7.875%		49,625	1,310,596

			5,220,264

REITS – 0.0%
Sovereign Real Estate Investment Trust 12.00%(b)		185	213,999

			8,942,649

Industrial – 0.1%
Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 10.00%		16,000	1,787,904

46	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

		Shares	U.S. $ Value

Non Corporate Sectors – 0.0%
Agencies - Government Sponsored – 0.0%
Federal National Mortgage Association 8.25%		80,000	$152,000

Total Preferred Stocks (cost $12,084,143)			10,882,553

		Principal Amount (000)
LOCAL GOVERNMENTS - MUNICIPAL BONDS – 0.8%
United States – 0.8%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys) Series 2007A 5.375%, 11/15/40	U.S.$	595	493,910
California GO 7.60%, 11/01/40		750	927,892
7.95%, 3/01/36		1,915	2,172,874
Illinois GO 7.35%, 7/01/35		1,915	2,154,969
Rhode Island Hlth & Ed Bldg Corp. (Tockwotton Home) 8.375%, 1/01/46		1,520	1,556,419
Sioux Falls SD Health Facs 5.00%, 11/15/33		985	768,655
Viridian Mun Mgmt Dist TX 9.00%, 12/01/37		825	853,091

Total Local Governments - Municipal Bonds (cost $8,060,258)			8,927,810

SUPRANATIONALS – 0.7%
Eurasian Development Bank 7.375%, 9/29/14(b)		1,690	1,718,392
European Investment Bank Zero Coupon, 4/24/13(b)	IDR	65,759,400	6,520,579

Total Supranationals (cost $8,471,641)			8,238,971

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.6%
Local Governments - Regional Bonds – 0.6%
Bogota Distrio Capital 9.75%, 7/26/28(b)	COP	7,758,000	5,063,898

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	47

Portfolio of Investments

		Principal Amount (000)	U.S. $ Value

Provincia de Cordoba 12.375%, 8/17/17(b)	U.S.$	2,341	$2,060,080

Total Local Governments - Regional Bonds (cost $5,651,716)			7,123,978

INFLATION-LINKED SECURITIES – 0.4%
Uruguay – 0.4%
Republica Orient Uruguay 3.70%, 6/26/37(a)	UYU	46,201	1,870,215
4.25%, 4/05/27(a)		54,724	2,542,847

Total Inflation-Linked Securities (cost $4,334,511)			4,413,062

		Shares
COMMON STOCKS – 0.2%
Abitibibowater, Inc.(f)(g)(l)		5,000	– 0	–
American Media Operations, Inc.(f)(g)		19,908	258,804
American Media, Inc.(g)(i)		12,978	– 0	–
AOT Bedding Super Holdings, LLC(f)(g)		52	– 0	–
Fairpoint Communications, Inc.(l)		5,519	23,732
Gallery Capital SA(g)(m)		591	709,200
Greektown Superholdings, Inc.(f)(g)(l)		692	44,980
Keystone Automotive Operations, Inc.(f)		106,736	1,350,449
Magnachip Semiconductor(f)		3,600	– 0	–
Merisant Co.(f)(g)		999	– 0	–
Neenah Enterprises, Inc.(f)(g)(l)		58,200	291,000
Talon Equity Co. NV		1,059	– 0	–
U.S. Shipping Corp.(f)(g)		31,398	– 0	–

Total Common Stocks (cost $3,681,728)			2,678,165

GOVERNMENTS - SOVEREIGN AGENCIES – 0.1%
Spain – 0.1%
Instituto de Credito Oficial 4.53%, 3/17/16 (cost $1,189,604)	CAD	1,300	1,136,393

		Contracts
OPTIONS PURCHASED - PUTS – 0.1%
Options on Forward Contracts – 0.1%
CNY/USD Expiration: Aug 2012, Exercise Price: CNY 7.00(l)(n)		6,200,000	714,477

48	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

	Contracts	U.S. $ Value

EUR/USD Expiration: Nov 2011, Exercise Price: EUR 1.25(l)(n)	357,000	$245,172

Options Purchased - Puts (cost $490,311)		959,649

	Shares
WARRANTS – 0.0%
Alion Science And Technology Corp., expiring 11/01/14(b)(f)(g)(l)	900	– 0	–
Fairpoint Communications, Inc., expiring 1/24/18(f)(g)(l)	9,408	– 0	–
Magnachip Semiconductor, expiring 12/31/49(g)(l)	18,000	– 0	–
Quality Distribution LLC, QD Capital Corp., expiring 11/01/13(l)	37,362	334,764

Total Warrants (cost $0)		334,764

SHORT-TERM INVESTMENTS – 3.2%
Investment Companies – 3.2%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.08%(o) (cost $38,210,153)	38,210,153	38,210,153

Total Investments – 107.8% (cost $1,309,248,223)		1,272,990,170
Other assets less liabilities – (7.8)%		(92,406,819)

Net Assets – 100.0%		$1,180,583,351

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Capital Inc.: South African Rand settling 10/20/11	65,360	$8,960,119	$8,074,882	$(885,237)
BNP Paribas SA: Turkish Lira settling 10/20/11	504	283,102	270,247	(12,855)
Brown Brothers Harriman & Co.: British Pound settling 10/07/11	52	85,604	80,618	(4,986)
Citibank: Euro settling 10/17/11	794	1,087,560	1,063,306	(24,254)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	49

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston:
Chinese Yuan Renminbi settling 1/13/12(1)	108,604	$16,754,044	$16,969,721	$215,677
Swedish Krona settling 10/19/11	82,577	12,867,604	12,025,387	(842,217)
Goldman Sachs:
Brazilian Real settling 10/04/11(1)	3,576	1,877,152	1,901,861	24,709
Brazilian Real settling 10/04/11(1)	37,630	20,292,368	20,013,385	(278,983)
Brazilian Real settling 10/04/11(1)	34,054	18,877,047	18,111,524	(765,523)
British Pound settling 10/07/11	1,230	1,898,241	1,918,044	19,803
Euro settling 10/17/11	3,516	4,734,792	4,710,170	(24,622)
Mexican Peso settling 10/19/11	159,610	12,923,362	11,491,364	(1,431,998)
HSBC Securities Inc.: Euro settling 10/17/11	559	761,046	749,034	(12,012)
Norwegian Krone settling 10/19/11	72,057	13,219,727	12,266,069	(953,658)
Morgan Stanley & Co., Inc.:
Indonesian Rupiah settling 10/21/11	5,614,408	655,965	611,504	(44,461)
Malaysian Ringgit settling 10/21/11	20,182	6,763,889	6,274,338	(489,551)
Russian Ruble settling 10/17/11(1)	11,409	373,198	353,376	(19,822)
Royal Bank of Scotland:
Singapore Dollar settling 10/18/11	17,030	13,648,235	13,020,904	(627,331)
Standard Chartered Bank:
Chinese Yuan Renminbi settling 1/13/12(1)	19,934	3,135,257	3,070,957	(64,300)
Chinese Yuan Renminbi settling 1/13/12(1)	39,441	6,199,881	6,076,072	(123,809)
Chinese Yuan Renminbi settling 1/13/12(1)	49,023	7,732,322	7,552,300	(180,022)
South Korean Won settling 11/10/11	14,776,762	13,653,111	12,514,693	(1,138,418)

Sale Contracts:
Barclays Capital Inc.:
Canadian Dollar settling 10/21/11	4,075	4,081,526	3,886,760	194,766
BNP Paribas SA:
South African Rand settling 10/20/11	129,706	18,158,206	16,024,576	2,133,630
Credit Suisse First Boston:
Colombian Peso settling 10/18/11(1)	4,369,909	2,390,541	2,262,301	128,240
Colombian Peso settling 10/18/11(1)	2,834,229	1,545,752	1,467,279	78,473

50	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at September 30, 2011	Unrealized Appreciation/ (Depreciation)
Goldman Sachs:
Brazilian Real settling 10/04/11(1)	37,630	$23,178,421	$20,013,385	$3,165,036
Brazilian Real settling 10/04/11(1)	34,054	18,363,995	18,111,524	252,471
Brazilian Real settling 10/04/11(1)	3,576	1,928,373	1,901,861	26,512
Brazilian Real settling 11/03/11(1)	34,054	18,762,641	17,971,973	790,668
Euro settling 10/17/11	73,766	101,078,582	98,817,077	2,261,505
Royal Bank of Scotland:
Australian Dollar settling 10/26/11	2,932	3,042,452	2,828,686	213,766
British Pound settling 10/07/11	7,829	12,816,992	12,208,651	608,341
Hungarian Forint settling 10/20/11	1,946,682	10,440,775	8,885,837	1,554,938
Swedish Krona settling 10/19/11	82,422	12,414,494	12,002,923	411,571
Standard Chartered Bank:
Chinese Yuan Renminbi settling 1/13/12(1)	49,023	7,735,372	7,660,018	75,354
Chinese Yuan Renminbi settling 1/13/12(1)	39,561	6,222,287	6,181,604	40,683
Chinese Yuan Renminbi settling 1/13/12(1)	20,019	3,154,391	3,128,098	26,293
Indonesian Rupiah settling 10/21/11(1)	157,151,962	17,128,279	17,116,518	11,761
South Korean Won settling 11/10/11	14,739,062	12,359,801	12,482,765	(122,964)

				$4,187,174

(1)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

INTEREST RATE SWAP TRANSACTIONS (see Note C)

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	125,200	9/13/16	1.14%	3 Month LIBOR	$608,656
JPMorgan Chase Bank	53,732	9/30/16	1.25%	3 Month LIBOR	669
JPMorgan Chase Bank	92,400	9/13/18	3 Month LIBOR	1.64%	(237,417)
JPMorgan Chase Bank	39,787	9/30/18	3 Month LIBOR	1.73%	95,255
Morgan Stanley	125,500	8/15/16	1.27%	3 Month LIBOR	(402,395)
Morgan Stanley	92,870	8/15/18	3 Month LIBOR	1.88%	1,495,236

					$1,560,004

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	51

Portfolio of Investments

CREDIT DEFAULT SWAP CONTRACTS ON CORPORATE, SOVEREIGN ISSUES and INDICES (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2011	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Capital Inc.:
Knight Ridder, Inc., 5.75% 9/1/17, 12/20/13*	(5.00)%	14.17%		$440	$69,435	$(16,500)	$52,935
Liz Claiborne, Inc., 5% 7/8/13, 12/20/13*	(5.00)	8.33		440	27,467	(8,800)	18,667
Goldman Sachs Bank USA:
Hellenic Republic Government 5.9% 10/22/22, 6/20/15*	(0.50)	74.45		6,000	1,178,715	—	1,178,715
JPMorgan Chase Bank, NA: Fiat SpA, 6.625% 2/15/13, 12/20/16*+	(5.00)	11.14		1,200	241,726	(189,000)	52,726
MBIA, Inc., 6.625% 10/1/28, 12/20/13*+	(5.00)	14.29		890	142,001	(93,450)	48,551
Republic of Iceland, 4.375% 3/10/14, 12/20/11*+	(10.50)	2.24	EUR	3,250	(95,524)	—	(95,524)

Sale Contracts:
Bank of America:
Boyd Gaming Corp., 6.75% 4/15/14, 3/20/16*+	5.00	14.03		$2,000	(494,852)	135,000	(359,852)
Barclays Capital Inc.:
Alcatel-Lucent USA Inc., 6.5% 1/15/28, 6/20/16*	5.00	7.79		2,000	(192,575)	(111,193)	(303,768)
Amkor Technology, Inc., 9.25% 6/1/16, 6/20/16*	5.00	7.54		2,000	(176,394)	(76,028)	(252,422)
CDX NAIG-15 5 Yr Index, 12/20/15*	1.00	7.32		1,400	(314,467)	174,997	(139,470)
Community Health Systems, Inc., 8.875% 7/15/15, 6/20/16*	5.00	8.66		2,000	(245,700)	65,000	(180,700)
NXP BV, 8.625% 10/15/15, 6/20/16*	5.00	9.45		1,350	(189,862)	(79,842)	(269,704)
Freescale Semiconductor, Inc., 8.875% 12/15/14, 6/20/16*	5.00	12.34		1,420	(310,364)	39,052	(271,312)
Rite Aid Corporation, 7.7% 2/15/27, 3/20/12*	5.00	7.57		2,700	(27,690)	(35,073)	(62,763)
Citibank: CDX NAHY-16 5 Yr Index, 6/20/16*	5.00	7.61		13,400	(1,260,836)	(201,000)	(1,461,836)
Ford Motor Company, 6.5% 8/1/18, 6/20/16*	5.00	4.63		2,700	43,416	(258,290)	(214,874)
Credit Suisse First Boston: CDX NAHY Series 15 5 Yr Index, 12/20/15*	5.00	14.00		3,100	(825,913)	322,400	(503,513)

52	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at September 30, 2011	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX NAHY Series 15 5 Yr Index, 12/20/15*	5.00%	14.00%	$3,500	$(931,997)	$361,375	$(570,622)
MGM Resorts International, 5.875% 2/27/14, 3/20/16*	5.00	10.35	1,300	(213,736)	42,250	(171,486)
Wind Acquisition Finance S.A., 11% 12/1/15, 6/20/16*	5.00	13.93	3,300	(833,835)	(155,766)	(989,601)
MGM Resorts International, 7.625% 1/15/17, 6/20/13*	5.00	7.09	2,000	(62,180)	(50,000)	(112,180)
Goldman Sachs Bank USA: CDX NAHY-11 5 Yr Index, 12/20/13*	0.00	26.19	4,685	3,870,961	(2,614,802)	1,256,159
CDX NAHY-15 3 Yr Index, 12/20/13*	5.00	32.56	13,400	(6,697,115)	2,717,128	(3,979,987)
CDX NAHY-16 5 Yr Index, 6/20/16*	5.00	7.61	6,600	(621,009)	(41,250)	(662,259)
CDX NAHY-16 5 Yr Index, 6/20/16*	5.00	7.61	6,600	(621,009)	(90,750)	(711,759)
CDX NAIG-15 5 Yr Index, 12/20/15*	1.00	7.32	2,150	(482,873)	286,219	(196,654)
Gazprom 8.625% 4/28/34, 11/20/11*	9.25	2.28	2,900	129,136	—	129,136
Mediacom LLC, 9.125% 8/15/19, 3/20/16*	5.00	5.62	2,750	(57,409)	116,875	59,466
Tenet Healthcare Corp., 6.875% 11/15/31, 9/20/16*	5.00	8.15	2,700	(300,292)	81,000	(219,292)
VTB Bank 4.25% 2/15/16, 11/20/11*	11.50	2.68	4,400	244,462	—	244,462
Morgan Stanley Capital Services Inc.:
AK Steel Holding Corporation, 7.625% 5/15/20, 3/20/16*+	5.00	9.32	1,350	(184,880)	(21,988)	(206,868)
Boyd Gaming Corporation, 6.75% 4/15/14, 6/20/13*+	5.00	10.62	1,350	(111,225)	(30,375)	(141,600)
CDX NAHY-16 5 Yr Index, 6/20/16*+	5.00	7.61	6,600	(621,009)	(61,875)	(682,884)
RSHB 7.175% 5/16/13, 11/20/13*+	9.75	1.76	3,400	692,038	—	692,038

						$(9,028,075)

*	Termination date

+	The fund had collateral received from the swap counterparty. The aggregate market value of the securities amounted to $1,358,893.

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2011
Barclays Capital Inc.†	259	USD	(2.00	)%*	—	$258,491
Barclays Capital Inc.†	819	USD	(1.13	)%*	—	818,744

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	53

Portfolio of Investments

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2011
Barclays Capital Inc.†	1,173	USD	(1.00	)%*	—	$1,172,967
Barclays Capital Inc.†	543	EUR	(1.00	)%*	—	727,181
Barclays Capital Inc.†	2,116	USD	(0.75	)%*	—	2,115,706
Barclays Capital Inc.†	1,158	USD	(0.75	)%*	—	1,156,721
Barclays Capital Inc.†	832	USD	(0.75	)%*	—	830,475
Barclays Capital Inc.†	758	USD	(0.75	)%*	—	757,687
Barclays Capital Inc.†	651	USD	(0.75	)%*	—	650,986
Barclays Capital Inc.†	2,105	USD	(0.50	)%*	—	2,103,509
Barclays Capital Inc.†	707	EUR	(0.50	)%*	—	946,651
Barclays Capital Inc.†	573	EUR	(0.50	)%*	—	767,859
Barclays Capital Inc.†	2,921	USD	(0.38	)%*	—	2,920,439
Barclays Capital Inc.†	2,547	USD	(0.38	)%*	—	2,547,163
Barclays Capital Inc.†	2,022	USD	(0.25	)%*	—	2,021,861
Barclays Capital Inc.†	2,005	USD	(0.25	)%*	—	2,004,972
Barclays Capital Inc.†	1,229	USD	(0.25	)%*	—	1,228,565
Barclays Capital Inc.†	630	USD	(0.25	)%*	—	629,864
Barclays Capital Inc.†	359	USD	(0.25	)%*	—	359,230
Barclays Capital Inc.†	794	EUR	(0.25	)%*	—	1,063,294
Barclays Capital Inc.†	342	EUR	(0.15	)%*	—	458,173
Barclays Capital Inc.†	2,498	USD	0.00%		—	2,497,787
Barclays Capital Inc.†	1,814	USD	0.00%		—	1,814,400
Barclays Capital Inc.†	1,753	USD	0.00%		—	1,753,000
Barclays Capital Inc.†	713	USD	0.00%		—	712,500
Barclays Capital Inc.†	1,257	EUR	0.00%		—	1,683,396
Barclays Capital Inc.†	1,030	USD	0.10%		—	1,030,146
Barclays Capital Inc.†	698	USD	0.45%		—	697,945
Euroclear Bank SA†	1,515	USD	0.05%		—	1,515,154
HSBC†	1,063	USD	0.40%		—	1,063,374
ING Bank Amsterdam†	1,281	USD	(3.50	)%*	—	1,276,890
ING Bank Amsterdam†	197	USD	(3.50	)%*	—	196,080
ING Bank Amsterdam†	1,558	USD	(1.00	)%*	—	1,555,500
ING Bank Amsterdam†	1,166	USD	(1.00	)%*	—	1,163,784
ING Bank Amsterdam†	672	USD	(1.00	)%*	—	672,344
ING Bank Amsterdam†	2,028	USD	(0.75	)%*	—	2,027,958
ING Bank Amsterdam†	1,985	USD	(0.50	)%*	—	1,984,001
ING Bank Amsterdam†	1,264	USD	(0.50	)%*	—	1,263,237
ING Bank Amsterdam†	740	USD	(0.50	)%*	—	739,294
ING Bank Amsterdam†	463	USD	(0.50	)%*	—	462,881
ING Bank Amsterdam†	392	USD	(0.50	)%*	—	391,711
ING Bank Amsterdam†	2,462	USD	(0.38	)%*	—	2,462,062
ING Bank Amsterdam†	648	USD	(0.38	)%*	—	647,642
ING Bank Amsterdam†	1,217	USD	(0.25	)%*	—	1,217,108
ING Bank Amsterdam†	730	USD	(0.25	)%*	—	729,736
ING Bank Amsterdam†	1,250	USD	(0.10	)%*	—	1,249,320
ING Bank Amsterdam†	2,649	USD	0.00%		—	2,649,000
ING Bank Amsterdam†	534	USD	0.00%		—	533,962
Jefferies & Company, Inc.†	4,938	USD	0.45%		—	4,938,573
Jefferies & Company, Inc.†	5,157	USD	0.46%		—	5,158,370
JPMorgan Chase Bank	513	USD	0.00%		10/03/11	512,500
JPMorgan Chase Bank†	4,509	USD	(0.25	)%*	—	4,508,906
JPMorgan Chase Bank†	4,546	USD	0.00%		—	4,546,000
JPMorgan Chase Bank†	2,502	USD	0.00%		—	2,502,400
JPMorgan Chase Bank†	1,979	USD	0.00%		—	1,979,000

54	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

Broker	Principal Amount (000’s)	Currency	Interest Rate	Maturity	U.S. $ Value at September 30, 2011
JPMorgan Chase Bank†	1,207	USD	0.00%	—	$1,207,050
JPMorgan Chase Bank†	1,031	USD	0.00%	—	1,031,000
JPMorgan Chase Bank†	205	USD	0.00%	—	205,000
JPMorgan Chase Bank†	1,125	USD	0.00%	—	1,125,000
JPMorgan Chase Bank†	4,482	USD	0.43%	—	4,483,135
New York Commercial Bank	12,951	USD	0.35%	10/04/11	12,951,104
New York Commercial Bank†	614	USD	(0.20)%*	—	614,239
New York Commercial Bank†	12,512	USD	0.35%	—	12,512,000
New York Commercial Bank†	7,098	USD	0.45%	—	7,098,397
New York Commercial Bank†	1,643	USD	0.45%	—	1,642,639
Nomura International	3,026	USD	0.00%	10/03/11	3,026,250
Nomura International†	1,041	USD	0.10%	—	1,041,029
Nomura International†	1,352	USD	0.25%	—	1,351,798

					$131,965,140

Unfunded Loan Commitments (See Note C.4)

As of September 30, 2011, the Fund had the following unfunded loan commitment of $3,500,000 which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost	Value
General Motors Holding, LLC Revolver LIBOR +2.75% 10/27/15	$3,500,000	$—	$(380,588)

†	The reverse repurchase agreement matures on demand. The interest rate shown is a variable rate and was in effect on September 30, 2011

*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $129,178,976.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2011, the aggregate market value of these securities amounted to $476,509,685 or 40.4% of net assets.

(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2011.

(d)	Security is in default and is non-income producing.

(e)	Pay-In-Kind Payments (PIK).

(f)	Illiquid security.

(g)	Fair valued.

(h)	Variable rate coupon, rate shown as of September 30, 2011.

(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of September 30, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value			Percentage of Net Assets
American Media, Inc.	3/04/09	$287,499	$	– 0	–	0.00%
European Media Capital SA 10.00%, 2/01/15	8/18/10	1,651,740		1,291,525		0.11%
European Media Capital SA 10.00%, 2/01/15	8/18/10	160,252		125,278		0.01%

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	55

Portfolio of Investments

(j)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2011.

(k)	This position or a portion of this position represents an unsettled loan purchase. At September 30, 2011, the market value and unrealized loss of these unsettled loan purchases amounted to $3,870,948 and $33,146, respectively. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(l)	Non-income producing security.

(m)	Restricted and illiquid security.

(n)	One contract relates to 100 shares.

(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

DOP – Dominican Peso

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

PHP – Philippine Peso

RUB – Russian Ruble

TRY – Turkish Lira

UAH – Ukrainian Hryvnia

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CMBS – Commercial Mortgage-Backed Securities

GO – General Obligation

MBIA – MBIA Insurance Corporation

OJSC – Open Joint Stock Company

REIT – Real Estate Investment Trust

SD – School District

See notes to financial statements.

56	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

September 30, 2011 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,271,038,070)	$1,234,780,017
Affiliated issuers (cost $38,210,153)	38,210,153
Foreign currencies, at value (cost $102,846)	103,364
Receivable for investment securities sold	33,827,467
Dividends and interest receivable	29,063,175
Unrealized appreciation of forward currency exchange contracts	12,234,197
Cash collateral held at broker	6,548,000	(a)
Upfront premiums paid on credit default swap contracts	4,135,982
Unrealized appreciation of credit default swap contracts	3,732,855
Unrealized appreciation of interest rate swap contracts	2,199,816

Total assets	1,364,835,026

Liabilities
Payable for reverse repurchase agreements	131,965,140
Payable for investment securities purchased	24,358,016
Unrealized depreciation of credit default swap contracts	12,760,930
Unrealized depreciation of forward currency exchange contracts	8,047,023
Upfront premiums received on credit default swap contracts	4,341,296
Advisory fee payable	1,062,253
Unrealized depreciation of interest rate swap contracts	639,812
Due to Custodian	425,632
Unfunded loan commitments, at value	380,588
Administrative fee payable	24,492
Accrued expenses and other liabilities	246,493

Total liabilities	184,251,675

Net Assets	$1,180,583,351

Composition of Net Assets
Capital stock, at par	$851,718
Additional paid-in capital	1,180,054,130
Undistributed net investment income	28,678,961
Accumulated net realized gain on investment and foreign currency transactions	10,737,376
Net unrealized depreciation of investments and foreign currency denominated assets and liabilities	(39,738,834)

	$1,180,583,351

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 85,171,832 shares outstanding)	$13.86

(a)	Amount has been segregated to collateralize credit default swap contracts outstanding at September 30, 2011.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	57

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2011 (unaudited)

Investment Income
Interest (net of foreign taxes withheld of $40,305)	$59,986,952
Dividends
Unaffiliated issuers	486,206
Affiliated issuers	9,653
Other fee income (see Note C.4)	155,259	$60,638,070

Expenses
Advisory fee (see Note B)	5,840,587
Custodian	117,348
Printing	52,893
Audit	41,775
Directors’ fees	38,730
Administrative	38,268
Registration fees	37,632
Transfer agency	26,307
Legal	14,784
Miscellaneous	15,210

Total expenses before interest expense	6,223,534
Interest expense	288,651

Total expenses		6,512,185

Net investment income		54,125,885

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		13,367,608
Swap contracts		4,168,088
Foreign currency transactions		3,281,149
Net change in unrealized appreciation/depreciation of:
Investments		(159,052,477)
Swap contracts		(9,665,969)
Unfunded loan commitments (see Note C.4)		(91,975)
Foreign currency denominated assets and liabilities		6,892,924

Net loss on investment and foreign currency transactions		(141,100,652)

Contributions from Adviser (see Note B)		9,025

Net Decrease in Net Assets from Operations		$(86,965,742)

See notes to financial statements.

58	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2011 (unaudited)		Year Ended March 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$54,125,885		$110,896,303
Net realized gain on investment and foreign currency transactions	20,816,845		75,088,513
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	(161,917,497)		1,818,708
Contributions from Adviser (see Note B)	9,025		179,099

Net increase (decrease) in net assets from operations	(86,965,742)		187,982,623
Dividends to Shareholders from
Net investment income	(51,103,099)		(102,203,133)
Capital Stock Transactions
Sale of Capital Stock	– 0	–	76,982

Total increase (decrease)	(138,068,841)		85,856,472
Net Assets
Beginning of period	1,318,652,192		1,232,795,720

End of period (including undistributed net investment income of $28,678,961 and $25,656,175, respectively)	$1,180,583,351		$1,318,652,192

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	59

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

September 30, 2011 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on May 20, 1993 and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and asked prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued

60	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

using the Adviser’s pricing models which utilize pricing-related information from external sources. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	61

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2011:

Investments in Securities	Level 1			Level 2		Level 3		Total
Corporates – Non-Investment Grades	$	– 0	–	$643,875,831		$1,576,112		$645,451,943
Corporates – Investment Grades		– 0	–	141,191,548		– 0	–	141,191,548
Emerging Markets – Corporate Bonds		– 0	–	69,756,672		1,416,803		71,173,475
Emerging Markets – Sovereigns		– 0	–	65,434,662		1,574,774		67,009,436
Collateralized Mortgage Obligations		– 0	–	– 0	–	43,206,584		43,206,584
Commercial Mortgage-Backed Securities		– 0	–	2,049,688		39,695,594		41,745,282
Governments – Treasuries		– 0	–	40,183,144		– 0	–	40,183,144
Quasi-Sovereigns		– 0	–	38,803,021		– 0	–	38,803,021
Bank Loans		– 0	–	– 0	–	33,081,571		33,081,571
Emerging Markets – Treasuries		– 0	–	22,481,132		5,937,858		28,418,990
Governments – Sovereign Bonds		2,856,139		21,415,204		– 0	–	24,271,343
Asset-Backed Securities		– 0	–	– 0	–	15,548,335		15,548,335
Preferred Stocks		10,138,186		744,367		– 0	–	10,882,553
Local Governments – Municipal Bonds		– 0	–	8,927,810		– 0	–	8,927,810
Supranationals		– 0	–	8,238,971		– 0	–	8,238,971
Local Governments – Regional Bonds		– 0	–	7,123,978		– 0	–	7,123,978
Inflation-Linked Securities		– 0	–	4,413,062		– 0	–	4,413,062
Common Stocks		23,732		– 0	–	2,654,433		2,678,165
Governments – Sovereign Agencies		– 0	–	1,136,393		– 0	–	1,136,393
Warrants		– 0	–	– 0	–	334,764		334,764
Options Purchased-Puts		– 0	–	– 0	–	959,649		959,649
Short-Term Investments		38,210,153		– 0	–	– 0	–	38,210,153

Total Investments in Securities		51,228,210		1,075,775,483		145,986,477		1,272,990,170
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	2,554,140		1,178,715		3,732,855
Interest Rate Swaps		– 0	–	2,199,816		– 0	–	2,199,816
Forward Currency Exchange Contracts		– 0	–	12,234,197		– 0	–	12,234,197
Liabilities
Credit Default Swaps		– 0	–	(12,760,930)		– 0	–	(12,760,930)
Interest Rate Swaps		– 0	–	(639,812)		– 0	–	(639,812)
Forward Currency Exchange Contracts		– 0	–	(8,047,023)		– 0	–	(8,047,023)
Unfunded Loan Commitments		– 0	–	– 0	–	(380,588)		(380,588)

Total		$51,228,210		$1,071,315,871		$146,784,604		$1,269,328,685

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

62	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Corporates - Non-Investment Grades		Emerging Markets - Corporate Bonds			Emerging Markets - Sovereigns		Collateralized Mortgage Obligations
Balance as of 3/31/11	$9,856,900		$	– 0	–	$1,917,237		$38,999,814
Accrued discounts/ (premiums)	(385,113)			– 0	–	26,316		377,471
Realized gain (loss)	(1,580)			– 0	–	(2,742)		1,423,925
Change in unrealized appreciation/depreciation	581,414			– 0	–	(186,688)		(4,802,758)
Purchases	– 0	–		– 0	–	– 0	–	12,849,032
Sales	(189,189)			– 0	–	(179,349)		(5,640,900)
Reclassification	(1,416,803)			1,416,803		– 0	–	– 0	–
Transfers into Level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(6,869,517)			– 0	–	– 0	–	– 0	–

Balance as of 9/30/11	$1,576,112			$1,416,803		$1,574,774		$43,206,584

Net change in unrealized appreciation/depreciation from investments held as of 9/30/11	$(121,212)			$719,166		$(150,740)		$(3,942,805)

	Commercial Mortgage - Backed Securities		Bank Loans		Emerging Markets - Treasuries		Asset - Backed Securities
Balance as of 3/31/11	$40,257,752		$33,631,807		$6,416,198		$16,842,715
Accrued discounts/ (premiums)	125,141		235,368		(9,262)		129,136
Realized gain (loss)	1,159,371		(71,243)		– 0	–	208,106
Change in unrealized appreciation/depreciation	(5,794,417)		(2,525,287)		(469,078)		(1,247,683)
Purchases	11,928,252		11,825,792		– 0	–	454,997
Sales	(9,621,650)		(10,014,866)		– 0	–	(838,936)
Reclassification	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into Level 3	1,641,145		– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 9/30/11	$39,695,594		$33,081,571		$5,937,858		$15,548,335

Net change in unrealized appreciation/depreciation from investments held as of 9/30/11	$(4,965,352)		$(2,378,347)		$(469,078)		$(1,144,771)

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	63

Notes to Financial Statements

	Supranationals			Common Stocks		Warrants			Options Purchased - Puts
Balance as of 3/31/11		$6,542,333		$1,983,469		$	– 0	–	$	– 0	–
Accrued discounts/ (premiums)		– 0	–	– 0	–		– 0	–		– 0	–
Realized gain (loss)		– 0	–	482,817			– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–	670,964			334,764			469,339
Purchases		– 0	–	– 0	–		– 0	–		490,310
Sales		– 0	–	(482,817)			– 0	–		– 0	–
Reclassification		– 0	–	– 0	–		– 0	–		– 0	–
Transfers into Level 3		– 0	–	– 0	–		– 0	–		– 0	–
Transfers out of Level 3		(6,542,333)		– 0	–		– 0	–		– 0	–

Balance as of 9/30/11	$	– 0	–	$2,654,433			$334,764			$959,649

Net change in unrealized appreciation/depreciation from investments held as of 9/30/11		– 0	–	$670,964			$334,763			$469,339

	Options Purchased - Calls			Credit Default Swaps			Unfunded Loan Commitments			Total
Balance as of 3/31/11		$1		$	– 0	–	$	– 0	–	$156,448,226
Accrued discounts/ (premiums)		– 0	–		– 0	–		– 0	–	499,057
Realized gain (loss)		(97,200)			– 0	–		– 0	–	3,101,454
Change in unrealized appreciation/depreciation		97,199			1,068,086			(91,975)		(11,896,120)
Purchases		– 0	–		– 0	–		(258,613)		37,259,770
Sales		– 0	–		– 0	–		– 0	–	(26,967,707)
Reclassification		– 0	–		– 0	–		– 0	–	– 0	–
Transfers into Level 3		– 0	–		110,629			– 0	–	1,751,774
Transfers out of Level 3		– 0	–		– 0	–		– 0	–	(13,411,850)

Balance as of 9/30/11	$	– 0	–		$1,178,715			$(380,588)		$146,784,604

Net change in unrealized appreciation/depreciation from investments held as of 9/30/11	$	– 0	–		$1,068,086			$(91,975)		$(10,001,962	)**

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

64	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	65

Notes to Financial Statements

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

For the six months ended September 30, 2011 and the year ended March 31, 2011, the Adviser reimbursed the Fund $9,025 and $179,099, respectively, for trading losses incurred due to trade entry errors.

Pursuant to the amended administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2011, such fee amounted to $38,268, representing .01% annualized of the Fund’s average weekly net assets.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2011, there was $65 reimbursement paid to ABIS.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended September 30, 2011, is as follows:

Market Value March 31, 2011 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value September 30, 2011 (000)	Dividend Income (000)
$11,018	$244,379	$217,187	$38,210	$10

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2011 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$163,470,999		$248,993,535
U.S. government securities	– 0	–	– 0	–

66	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency exchange contracts and swap contracts) are as follows:

Gross unrealized appreciation	$59,445,641
Gross unrealized depreciation	(95,703,694)

Net unrealized depreciation	$(36,258,053)

1. Derivative Financial Instruments

The Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments, or to obtain exposure to otherwise inaccessible markets.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

During the six months ended September 30, 2011, the Fund held foreign currency exchange contracts for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. The Fund may also use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	67

Notes to Financial Statements

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. For the six months ended September 30, 2011, the Fund had no transactions in written options.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

During the six months ended September 30, 2011, the Fund held swaptions for hedging purposes.

•	Swap Agreements

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk, or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below

68	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

under “Currency Transactions”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swap agreements to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap agreement.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swap contracts. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of swap contracts on the statement of operations.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	69

Notes to Financial Statements

pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2011, the Fund held interest rate swap contracts for hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap agreement, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the notional amount. The accrual for these interim payments is recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Upfront premiums paid or received in connection with credit default swap contracts are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap contract (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

During the six months ended September 30, 2011, the Fund held credit default swaps contracts for hedging and non-hedging purposes.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose its investment. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

70	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

Implied credit spreads over Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the market’s assessment of the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced entity’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

At September 30, 2011, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $103,054,975 with net unrealized appreciation of $2,381,261 and net unrealized depreciation of $12,665,406 and terms ranging from 2 months to 5 years, as reflected in the portfolio of investments.

In certain circumstances, Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swap agreements entered into by the Fund for the same reference obligation with the same counterparty. As of September 30, 2011, the Fund did not have Buy Contracts outstanding for the same referenced obligation with the same counterparty for its Sale Contracts outstanding.

Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. As of September 30, 2011, the Fund had interest rate swap contracts and credit default swap contracts in liability positions with net asset contingent features. The fair value of such contracts amounted to $639,812 and $12,760,930, respectively at September 30, 2011.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	71

Notes to Financial Statements

At September 30, 2011 the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Unrealized appreciation of interest rate swap contracts	$2,199,816	Unrealized depreciation of interest rate swap contracts	$639,812

Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	12,234,197	Unrealized depreciation of forward currency exchange contracts	8,047,023

Credit contracts	Unrealized appreciation of credit default swap contracts	3,732,855	Unrealized depreciation of credit default swap contracts	12,760,930

Total		$18,166,868		$21,447,765

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2011:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Credit contracts	Net realized gain/(loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	$2,818,810	$(10,708,739)

Interest rate contracts	Net realized gain/(loss) on swap contracts; Net change in unrealized appreciation/depreciation of swap contracts	1,349,278	1,042,770

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	(1,739,138)	6,736,134

Total		$2,428,950	$(2,929,835)

72	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

For the six months ended September 30, 2011, the average monthly notional amount of credit default swap contracts was $100,115,846, the average monthly notional amount of interest rate swap contracts was $598,718,416 and the average monthly principal amount of forward currency exchange contracts was $462,006,689.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. For the six months ended September 30, 2011, the average amount of reverse repurchase agreements outstanding was $145,071,326 and the daily weighted average interest rate was 0.07%.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	73

Notes to Financial Statements

borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of September 30, 2011, the fund had the following unfunded loan commitment which could be extended at the option of the borrower pursuant to the loan agreement. In order to take on the loan commitment denoted below, the Fund received payment of $380,588. The unrealized depreciation on such loan was $91,975.

Borrower	Unfunded Loan Participation Commitment	Funded
General Motors Holdings, LLC, LIBOR + 2.75%, 10/27/15	$3,500,000	$	– 0	–

In addition, the Fund had the following bridge loan commitment outstanding:

Loan	Unfunded Loan Participation Commitment	Funded
Sealed Air Corporation, Senior Unsecured Bridge Loan, 0.0%, 01/01/12	$3,600,000	$	– 0	–

During the six months ended September 30, 2011, the Fund received commitment fees and additional funding fees of $155,259 and $0, respectively, which are included in Other Fee Income on the Statement of Operations.

NOTE D

Capital Stock

During the six months ended September 30, 2011, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan. During the year ended March 31, 2011, residual shares of capital stock held by the Fund were sold in the amount of $76,982.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt

74	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Foreign investment risk may be particularly high to the extent the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Portfolio to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	75

Notes to Financial Statements

Leverage Risk—The Fund may utilize leverage through borrowings or the investment techniques of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls are speculative techniques and the proceeds from these transactions may be used, similar to borrowings by the Fund, for investment purposes.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the Common Stock, potentially more volatility in the market value of the Common Stock and the relatively greater effect on the NAV of the Common Stock caused by the favorable or adverse changes in portfolio security values or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of Common Stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so. The use of derivative instruments by the Fund, such as forwards, futures, options and swaps, may result in a form of leverage.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2012 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended March 31, 2011 and March 31, 2010 were as follows:

	2011		2010
Distributions paid from:
Ordinary income	$102,203,133		$92,187,081
Long-term capital gains	– 0	–	– 0	–

Total taxable distributions	102,203,133		92,187,081

Total distributions paid	$102,203,133		$92,187,081

76	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

As of March 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed net investment income
Undistributed ordinary income	$30,554,137
Accumulated capital and other losses	(15,838,496	)(a)
Unrealized appreciation/(depreciation)	123,398,109	(b)

Total accumulated earnings/(deficit)	$138,113,750	(c)

(a)

On March 31, 2011, the Fund had a net capital loss carryover for federal income tax purposes of $10,168,184 which expires in the year 2018. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $75,494,588. For the year ended March 31, 2011, the cumulative deferred loss on straddles was $5,670,312.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium, the difference between book and tax treatment of swap income and the realization for tax purpose of gain/losses on certain derivative instruments.

(c)	The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to the tax treatment of interest on defaulted securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. One important change addresses the recognition of capital loss carryforwards. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital loss (as permitted under previous regulation).

NOTE G

Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and, as a result, certain agreements may now be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, management is evaluating the implications of this ASU and its impact on the financial statements has not been determined.

In May 2011, the FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	77

Notes to Financial Statements

in U.S. GAAP and IFRS. The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

78	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2011 (unaudited)	Year Ended March 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 15.48	$ 14.47	$ 9.58	$ 13.81	$ 15.19	$ 14.54

Income From Investment Operations
Net investment income(a)	64	1.30	1.19	1.06	1.07	.91
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.66)	.91	4.84	(3.76)	(.77)	.72
Contributions from Adviser	.00	(b)	.00	(b)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(1.02)	2.21	6.03	(2.70)	.30	1.63

Less: Dividends and Distributions
Dividends from net investment income	(.60)	(1.20)	(1.14)	(1.10)	(1.13)	(.98)
Distributions from net realized gain on investment and foreign currency transactions	– 0	–	– 0	–	– 0	–	(.43)	(.55)	– 0	–

Total dividends and distributions	(.60)	(1.20)	(1.14)	(1.53)	(1.68)	(.98)

Net asset value, end of period	$ 13.86	$ 15.48	$ 14.47	$ 9.58	$ 13.81	$ 15.19

Market value, end of period	$ 13.00	$ 14.90	$ 14.23	$ 8.29	$ 13.10	$ 13.85

Discount, end of period	(6.20)%	(3.75)%	(1.66)%	(13.47)%	(5.14)%	(8.82)%
Total Return
Total investment return based on:(c)
Market value	(9.13)%	13.83	%*†	88.70%	(25.76)%	7.09%	18.52%
Net asset value	(6.75)%	16.30	%*†	66.05%	(18.61)%	2.94%	12.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,180,583	$1,318,652	$1,232,796	$731,003	$1,054,559	$1,027,252
Ratio to average net assets of:
Expenses	1.00	%(d)	1.01%	1.09%	1.07%	1.53%	1.68%
Expenses, excluding interest expense	96	%(d)	.97%	1.01%	1.01%	1.00%	1.06%
Expenses, excluding interest and TALF administration fee	96	%(d)	.97%	1.00%	1.07%	1.53%	1.68%
Net investment income	8.34	%(d)	8.76%	9.44%	9.10%	7.34%	6.24%
Portfolio turnover rate	12%	52%	38%	40%	67%	68%

See footnote summary on page 80.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	79

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	Annualized.

*	Includes the impact of proceeds received and credited to the Fund resulting from the class actions settlements, which enhanced the Fund’s performance for the year ended March 31, 2011 by 0.01%.

†	Includes the impact of reimbursements from the Adviser which enhanced the Fund’s performance for the year ended March 31, 2011 by 0.01%.

See notes to financial statements.

80	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Financial Highlights

ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)	If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)	If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	81

Additional Information

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 43010, Providence, RI 02940-3010.

82	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Additional Information

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Paul J. DeNoon(2), Vice President

Marco G. Santamaria(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Administrator

AllianceBernstein, L.P.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 43010

Providence, RI 02940-3010

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Fixed-Income: Emerging Market Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. Paul J. DeNoon, Douglas J. Peebles, Marco G. Santamaria and Matthew S. Sheridan, members of the Global Fixed-Income: Emerging Market Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications — As required, on April 27, 2011, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND •	83

Board of Directors

SUMMARY OF GENERAL INFORMATION

Shareholder Information

The Fund distributes its daily net asset value (NAV) to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

The Fund’s NYSE trading symbol is “AWF.” Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Saturday in Barron’s and other newspapers in a table called “Closed-End Funds.” Daily net asset value information and market price information and additional information regarding the Fund is available at www.alliancebernstein.com and at www.nyse.com.

Dividend Reinvestment Plan

If your shares are held in your own name, you will automatically be a participant in the Plan unless you elect to receive cash. If your shares are held in nominee or street name through a broker or nominee who provides this service, you will also automatically be a participant in the Plan. If your shares are held in the name of a broker or nominee who does not provide this service, you will need to instruct them to participate in the Plan on your behalf or your distributions will not be reinvested. In such case, you will receive your distributions in cash.

For questions concerning shareholder account information, or if you would like a brochure describing the Dividend Reinvestment Plan, please call Computershare Trust Company, N.A. at (800) 219-4218.

84	• ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

Summary of General Information

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

Greater China ’97 Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Short Duration Portfolio

Unconstrained Bond Fund*

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

Intermediate Diversified

Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

*	Prior to February 3, 2011, Unconstrained Bond Fund was named Diversified Yield Fund.

**	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

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AllianceBernstein Family of Funds

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Privacy Notice (This information is not part of the Shareholder Report.)

AllianceBernstein and its affiliates (collectively “AllianceBernstein”) understand the importance of maintaining the confidentiality of their clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we may collect information about clients from a variety of sources, including: (1) account documentation, including applications or other forms, which may include information such as a client’s name, address, phone number, social security number, assets, income and other household information, (2) client transactions with us and others, such as account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

It is our policy not to disclose nonpublic personal information about our clients, or former clients (collectively “clients”), except to our affiliates, or to others as permitted or required by law. From time to time, we may disclose nonpublic personal information that we collect about our clients to non-affiliated third parties, including those that perform transaction processing or servicing functions, those that provide marketing services for us or on our behalf pursuant to a joint marketing agreement or those that provide professional services to us under a professional services agreement, all of which require the third party provider to adhere to our privacy policy. We have policies and procedures to safeguard nonpublic personal information about our clients that include restricting access to nonpublic personal information and maintaining physical, electronic and procedural safeguards which comply with applicable standards.

It is also our policy to prohibit the sharing of our clients’ personal information among our affiliated group of investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients, except as permitted by law. This information includes, but is not limited to, a client’s income and account history.

We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

GHI-0152-0911

ITEM 2.	CODE OF ETHICS.

(a)	The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b)	During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit

12 (a) (1)	Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2011